                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-05876

                          LORD ABBETT SERIES FUND, INC.
                          -----------------------------
               (Exact name of registrant as specified in charter)


                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)


           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984
                                                           --------------

Date of fiscal year end: 12/31

Date of reporting period: June 30, 2004

ITEM 1:  REPORT TO SHAREHOLDERS.

[LORD ABBETT LOGO]

 2004
   SEMI-
  ANNUAL
     REPORT

  LORD ABBETT
     SERIES FUND-
     ALL VALUE PORTFOLIO


FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

--------------------------------------------------------------------------------
LORD ABBETT SERIES FUND-ALL VALUE PORTFOLIO
SEMI-ANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Fund's strategies and performance for the six-month period ended June 30, 2004. On this and the following pages, we discuss the major factors that influenced performance.

    Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.


BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q:  WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: The U.S. economy continued to strengthen in the first half of 2004, largely due to strong consumer and capital spending. Corporate profits rose, triggered by a rise in industrial production. In January and February, inflation and short-term interest rates continued to remain stable. However, somewhat disappointing employment reports and higher energy prices weighed on consumer sentiment.

    In March and April, the number of jobs increased and unemployment stabilized. The U.S. housing market remained strong and there were improvements in durable goods spending. But, retail sales dropped 0.5% in April after a 2% gain in March. Meanwhile, producer prices moved higher driven by the higher costs of gasoline and food, suggesting an inflationary trend and the possibility of an interest rate increase in the coming months.

    Beginning in April and continuing through June, unemployment stabilized. The Producer Price Index decreased 0.3% in June following a 0.8% rise in May and a 0.7% increase in April. Equity prices were roughly flat in April, May and June as investors responded to uncertainties surrounding future interest-rate hikes, the war in Iraq, the upcoming presidential election and record-high energy prices. However, on June 30, the Federal Reserve Board (the Fed) raised its fed funds rate from 1% to 1.25% and stocks responded positively to the widely expected Fed action. (The fed funds rate is the rate at which banks lend to each other overnight.)

Q:  HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

A: Lord Abbett Series Fund - All Value Portfolio returned 5.1%, reflecting performance at the Net Asset Value (NAV) of Class VC shares, with all distributions reinvested, for the six-month period

--------------------------------------------------------------------------------

ended June 30, 2004. The Fund's benchmark, the Russell 3000(R) Value Index,(1) returned 4.2% in the same period. Standardized Average Annual Total Returns as of June 30, 2004 are 1 Year: 23.13% and Since Inception (4/30/03): 26.65%. This reflects the percentage change in NAV for Class VC shares and includes the reinvestment of all distributions but does not include mortality and expense charges, any administrative policy charges or any deferred sales charges specific to any variable insurance product. Total returns would be significantly lower with the inclusion of variable insurance contract charges.

    PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129.

Q:  WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: The largest contribution to the performance of the Fund relative to its benchmark for the six-month period stemmed from stock selection and an overweight position within the producer durables sector, as companies increased their purchases of new machinery and equipment for business use. Stock selection within consumer staples - a sector which includes food and personal care products - also helped performance.

    Detracting from performance in the period was stock selection within the consumer discretionary sector (which includes stocks in the consumer durables, apparel, media, hotel and leisure industries) and in utilities. In addition, an underweight position and stock selection within the integrated oils sector hurt performance.

    THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

--------------------------------------------------------------------------------

    THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND, INCLUDING THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES, THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THIS FUND OR ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.lordabbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The Russell 3000(R) Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000(R) Value or the Russell 2000(R) Value indices. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2004; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuation.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004

                                                               VALUE
INVESTMENTS                                        SHARES      (000)
--------------------------------------------------------------------
COMMON STOCKS 97.95%

ADVERTISING AGENCY 0.45%
Interpublic Group of Cos., Inc.*                      830   $     11
                                                            --------

AEROSPACE 0.78%
Moog, Inc. Class A*                                   500         19
                                                            --------

AGRICULTURE FISHING & RANCHING 0.70%
Delta & Pine Land Co.                                 190          4
Monsanto Co.                                          330         13
                                                            --------
TOTAL                                                             17
                                                            --------

AIR TRANSPORTATION 0.49%
Frontier Airlines, Inc.*                            1,100         12
                                                            --------

ALUMINUM 2.01%
Alcoa, Inc.                                         1,470         49
                                                            --------

AUTO PARTS: AFTER MARKET 0.33%
Genuine Parts Co.                                     200          8
                                                            --------

AUTO PARTS: ORIGINAL EQUIPMENT 1.03%
Dana Corp.                                          1,300         25
                                                            --------

BANKS: NEW YORK CITY 0.17%
Bank of New York Co., Inc.                            120          4
                                                            --------

BANKS: OUTSIDE NEW YORK CITY 7.72%
Bank of America Corp.                                 400         34
Bank One Corp.                                        800         41
Cullen/Frost Bankers, Inc.                            800         36
Doral Financial Corp.                               1,100         38
Mellon Financial Corp.                                110          3
Wachovia Corp.                                        625         28
Wells Fargo & Co.                                     140          8
                                                            --------
TOTAL                                                            188
                                                            --------

BEVERAGE: SOFT DRINKS 1.31%
PepsiCo, Inc.                                         600         32
                                                            --------

BIOTECHNOLOGY RESEARCH &
PRODUCTION 1.27%
Baxter Int'l., Inc.                                   900   $     31
                                                            --------

CHEMICALS 3.74%
Cytec Industries, Inc.                                640         29
E.I. du Pont de Nemours & Co.200                        9
Eastman Chemical Co.                                  210         10
Georgia Gulf Corp.                                    300         11
OM Group, Inc.*                                       400         13
Praxair, Inc.                                         475         19
                                                            --------
TOTAL                                                             91
                                                            --------

COMMUNICATIONS TECHNOLOGY 2.05%
Avaya, Inc.*                                          400          6
Motorola, Inc.                                      1,225         22
Network Associates, Inc.* 1,200                                   22
                                                            --------
TOTAL                                                             50
                                                            --------

COMPUTER SERVICES SOFTWARE &
SYSTEMS 2.67%
Cadence Design Systems, Inc.*370                                   5
Electronics for Imaging, Inc.*700                                 20
Microsoft Corp.                                     1,400         40
                                                            --------
TOTAL                                                             65
                                                            --------

COMPUTER TECHNOLOGY 2.05%
Apple Computer, Inc.*                                 415         14
EMC Corp.*                                          3,195         36
TOTAL                                                             50

CONSUMER PRODUCTS 0.86%
Gillette Co.                                          235         10
Tupperware Corp.                                      400          8
Yankee Candle Co.*                                    100          3
                                                            --------
TOTAL                                                             21
                                                            --------

CONTAINERS & PACKAGING:
PAPER & PLASTIC 1.27%
Pactiv Corp.*                                       1,250         31
                                                            --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                               VALUE
INVESTMENTS                                        SHARES      (000)
--------------------------------------------------------------------
COPPER 0.74%

Mueller Industries, Inc.                              500   $     18
                                                            --------

DIVERSIFIED FINANCIAL SERVICES 2.67%
Citigroup, Inc.                                     1,000         47
Merrill Lynch & Co., Inc.                             335         18
                                                            --------
TOTAL                                                             65
                                                            --------

DRUGS & PHARMACEUTICALS 5.30%
Abbott Laboratories                                   230          9
Cardinal Health, Inc.                                 350         24
Merck & Co., Inc.                                     800         38
Novartis AG ADR                                       800         36
Schering-Plough Corp.                                 630         12
Wyeth                                                 265         10
                                                            --------
TOTAL                                                            129
                                                            --------

ELECTRICAL EQUIPMENT &
COMPONENTS 1.35%
Emerson Electric Co.                                  515         33
                                                            --------

ELECTRONICS 1.15%
Vishay Intertechnology, Inc.*1,500                                28
                                                            --------

ELECTRONICS: SEMI-CONDUCTORS /
COMPONENTS 0.62%
Vitesse Semiconductor Corp.*3,000                                 15
                                                            --------

ELECTRONICS: TECHNOLOGY 0.90%
Cubic Corp.                                           300          6
Solectron Corp.*                                    2,400         16
                                                            --------
TOTAL                                                             22
                                                            --------

ENTERTAINMENT 3.16%
The Walt Disney Co.                                 2,590         66
Viacom, Inc.                                          320         11
                                                            --------
TOTAL                                                             77
                                                            --------

FERTILIZERS 1.19%
Potash Corp. of Saskatchewan,
Inc.(a)                                               300         29
                                                            --------

FOODS 0.78%
Kraft Foods, Inc. Class A                             490   $     15
Smithfield Foods, Inc.*                               130          4
                                                            --------
TOTAL                                                             19
                                                            --------

FOREST PRODUCTS 0.66%
Georgia-Pacific Corp.                                 440         16
                                                            --------

GOLD 1.97%
Newmont Mining Corp.                                1,230         48
                                                            --------

HEALTHCARE FACILITIES 0.45%
Manor Care, Inc.                                       40          1
Pharm Product Development,
Inc.*                                                 300         10
                                                            --------
TOTAL                                                             11
                                                            --------

IDENTIFICATION CONTROL & FILTER
DEVICES 0.86%
Hubbell, Inc.                                         235         11
IDEX Corp.                                            300         10
                                                            --------
TOTAL                                                             21
                                                            --------

INSURANCE: MULTI-LINE 2.75%
American Int'l. Group, Inc.                           155         11
CIGNA Corp.                                           100          7
Lincoln National Corp.                                120          5
Markel Corp.*                                          60         17
Safeco Corp.                                          300         13
St. Paul Travelers Cos., Inc.                         343         14
                                                            --------
TOTAL                                                             67
                                                            --------

INSURANCE: PROPERTY-CASUALTY 0.21%
Odyssey Re Holdings Corp.                             200          5
                                                            --------

MACHINERY: AGRICULTURAL 2.59%
Deere & Co.                                           905         63
                                                            --------

MACHINERY: ENGINES 0.78%
Briggs & Stratton Corp.                               125         11
Cummins, Inc.                                         125          8
                                                            --------
TOTAL                                                             19
                                                            --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                               VALUE
INVESTMENTS                                        SHARES      (000)
--------------------------------------------------------------------
MACHINERY: INDUSTRIAL/SPECIALTY 1.23%
Illinois Tool Works, Inc.                             160   $     15
Woodward Governor Co.                                 200         15
                                                            --------
TOTAL                                                             30
                                                            --------

MACHINERY: OIL WELL EQUIPMENT &
SERVICES 3.24%
Baker Hughes, Inc.                                    350         13
FMC Technologies, Inc.*                               300          9
Grant Prideco, Inc.*                                  460          8
Halliburton Co.                                       150          5
Helmerich & Payne, Inc.                                30          1
Key Energy Services, Inc.*                          1,000          9
Schlumberger Ltd.(a)                                  530         34
                                                            --------
TOTAL                                                             79
                                                            --------

MACHINERY: SPECIALTY 0.16%
JLG Industries, Inc.                                  300          4
                                                            --------

MEDICAL & DENTAL INSTRUMENTS &
SUPPLIES 0.66%
Bausch & Lomb, Inc.                                   245         16
                                                            --------

MEDICAL SERVICES 0.04%
Covance, Inc.*                                         20          1
                                                            --------

METAL FABRICATING 1.97%
Quanex Corp.                                          500         24
The Timken Co.                                        900         24
                                                            --------
TOTAL                                                             48
                                                            --------

METALS & MINERALS MISCELLANEOUS 0.62%
Graftech Int'l., Ltd.*                                300          3
Minerals Technologies, Inc.                           200         12
                                                            --------
TOTAL                                                             15
                                                            --------

MILLING: FRUIT AND GRAIN PROCESSING 1.11%
Archer-Daniels-Midland Co.                          1,600         27
                                                            --------

MISCELLANEOUS EQUIPMENT 0.78%
W.W. Grainger, Inc.                                   325         19
                                                            --------

MISCELLANEOUS MATERIALS & PROCESSING 0.53%
Rogers Corp.*                                         190   $     13
                                                            --------

MULTI-SECTOR COMPANIES 7.43%
3M Co.                                                 10          1
Eaton Corp.                                           570         37
General Electric Co.                                2,300         74
Trinity Industries, Inc.                              600         19
Tyco Int'l. Ltd.(a)                                 1,500         50
                                                            --------
TOTAL                                                            181
                                                            --------

OFFICE FURNITURE & BUSINESS
EQUIPMENT 0.74%
Xerox Corp.*                                        1,240         18
                                                            --------

OIL: CRUDE PRODUCERS 0.86%
EOG Resources, Inc.                                    35          2
Grey Wolf, Inc.*                                    3,600         15
Kerr-McGee Corp.                                       71          4
                                                            --------
TOTAL                                                             21
                                                            --------

OIL: INTEGRATED DOMESTIC 0.45%
GlobalSantaFe Corp.                                   425         11
                                                            --------

OIL: INTEGRATED INTERNATIONAL 4.31%
ChevronTexaco Corp.                                   100          9
Exxon Mobil Corp.                                   2,150         96
                                                            --------
TOTAL                                                            105
                                                            --------

PAPER 1.68%
International Paper Co.                               875         39
Meadwestvaco Corp.                                     60          2
                                                            --------
TOTAL                                                             41
                                                            --------

PRODUCTION TECHNOLOGY EQUIPMENT 0.45%
ATMI, Inc.*                                           400         11
                                                            --------

PUBLISHING: MISCELLANEOUS 1.07%
R.R. Donnelley & Sons Co.                             800         26
                                                            --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
JUNE 30, 2004

                                                               VALUE
INVESTMENTS                                        SHARES      (000)
--------------------------------------------------------------------
PUBLISHING: NEWSPAPERS 1.11%
Journal Register Co.*                                  80   $      2
Tribune Co.                                           550         25
                                                            --------
TOTAL                                                             27
                                                            --------

RAILROADS 2.26%
CSX Corp.                                             880         29
Union Pacific Corp.                                   440         26
                                                            --------
TOTAL                                                             55
                                                            --------

REAL ESTATE INVESTMENT TRUSTS 0.00%
Host Marriott Corp.*                                   20         --(b)
                                                            --------

RESTAURANTS 0.04%
Yum! Brands, Inc.*                                     30          1
                                                            --------

RETAIL 2.55%
Barnes & Noble, Inc.*                                 295         10
Federated Department
Stores, Inc.                                          240         12
Limited Brands, Inc.                                  460          9
May Department Stores Co.                             160          4
Pier 1 Imports, Inc.                                1,030         18
Target Corp.                                          220          9
                                                            --------
TOTAL                                                             62
                                                            --------

SAVINGS & LOAN 0.70%
Webster Financial Corp.                               365         17
                                                            --------

SCIENTIFIC EQUIPMENT & SUPPLIES 0.33%
Varian, Inc.*                                         200          8
                                                            --------

SERVICES: COMMERCIAL 1.11%
Waste Management, Inc.                                880         27
                                                            --------

SHOES 0.12%
NIKE, Inc. Class B                                     40          3
                                                            --------

UTILITIES: CABLE TV & RADIO 1.23%
Comcast Corp.*                                        950         26
Cox Communications, Inc.*                             150          4
                                                            --------
TOTAL                                                             30
                                                            --------

UTILITIES: ELECTRICAL 1.31%
Ameren Corp.                                           80   $      3
CMS Energy Corp.*                                   1,040          9
NiSource, Inc.                                        200          4
Progress Energy, Inc.                                 350         16
                                                            --------
TOTAL                                                             32
                                                            --------

UTILITIES: TELECOMMUNICATIONS 2.75%
SBC Communications, Inc.                              690         17
Verizon Communications, Inc.                        1,380         50
                                                            --------
TOTAL                                                             67
                                                            --------

UTILITIES: WATER 0.08%
Aqua America, Inc.                                     87          2
                                                            --------
TOTAL COMMON STOCKS
(Cost $2,275,706)                                              2,386
                                                            ========

                                                PRINCIPAL
                                                   AMOUNT
                                                    (000)
                                              -----------
SHORT-TERM INVESTMENT 11.45%

REPURCHASE AGREEMENT 11.45%
Repurchase Agreement
dated 6/30/2004,
1.35% due 7/1/2004
with State Street Bank &
Trust Co. collateralized by
$290,000 of Federal
Home Loan Mortgage Corp.
at 2.45% due 8/25/2006;
value: $287,755;
proceeds: $278,958
(Cost $278,948)                                 $     279        279
                                                            ========
TOTAL INVESTMENTS 109.40%
(Cost $2,554,654)                                           $  2,665
                                                            ========

 *  Non-income producing security.
(a) Foreign security traded in U.S. dollars.
(b) Value is less than $1,000.
ADR American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
June 30, 2004

ASSETS:
   Investment in securities, at value (cost $2,275,706)                                         $   2,385,799
   Repurchase agreement, at cost and value                                                            278,948
   Receivables:
     Interest and dividends                                                                             1,695
     Investment securities sold                                                                         5,152
-------------------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                                     2,671,594
-------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                                                  200,801
     Capital shares reacquired                                                                            432
     Management fee                                                                                     1,300
     Fund administration                                                                                   69
     To advisor                                                                                        13,508
   Accrued expenses and other liabilities                                                              19,255
-------------------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                                  235,365
=============================================================================================================
NET ASSETS                                                                                      $   2,436,229
=============================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                                 $   2,316,377
Undistributed net investment income                                                                     2,246
Accumulated net realized gain on investments                                                            7,513
Net unrealized appreciation on investments                                                            110,093
-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                      $   2,436,229
=============================================================================================================
OUTSTANDING SHARES (50 MILLION SHARES OF COMMON STOCK AUTHORIZED, $.001 PAR VALUE)                191,452.211
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES)                                                   $       12.72
=============================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
For the Six Months Ended June 30, 2004

INVESTMENT INCOME:
Dividends                                                                                       $       7,194
Interest                                                                                                  746
Foreign withholding tax                                                                                   (28)
-------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                                 7,912
-------------------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                                          3,672
Shareholder servicing                                                                                   1,571
Professional                                                                                            2,861
Reports to shareholders                                                                                 9,000
Fund administration                                                                                       196
Custody                                                                                                 6,860
Directors' fees                                                                                             3
Offering                                                                                                1,032
Other                                                                                                      79
-------------------------------------------------------------------------------------------------------------
Gross expenses                                                                                         25,274
   Expense reduction                                                                                       (2)
   Expenses assumed by advisor                                                                        (19,616)
-------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                                            5,656
-------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                   2,256
=============================================================================================================
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                                                        6,520
Net change in unrealized appreciation on investments                                                   68,930
=============================================================================================================
NET REALIZED AND UNREALIZED GAIN                                                                       75,450
=============================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            $      77,706
=============================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                        FOR THE SIX MONTHS     APRIL 30, 2003*
                                                       ENDED JUNE 30, 2004                  TO
INCREASE IN NET ASSETS                                         (UNAUDITED)   DECEMBER 31, 2003
----------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                        $       2,256       $         772
Net realized gain on investments                                     6,520               8,667
Net change in unrealized appreciation on investments                68,930              41,163
----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                77,706              50,602
==============================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                    -                (866)
Net realized gain                                                        -              (7,616)
----------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                      -              (8,482)
==============================================================================================
CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares                                    2,187,270             200,000
Reinvestment of distributions                                            -               8,482
Cost of shares reacquired                                          (79,349)                  -
----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                               2,107,921             208,482
==============================================================================================
NET INCREASE IN NET ASSETS                                       2,185,627             250,602
==============================================================================================
NET ASSETS:
Beginning of period                                                250,602                   -
----------------------------------------------------------------------------------------------
END OF PERIOD                                                $   2,436,229       $     250,602
==============================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME                                     $       2,246       $         (10)
==============================================================================================

*   Commencement of operations

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                              SIX MONTHS
                                                                 ENDED           4/30/2003(c)
                                                               6/30/2004             TO
                                                              (UNAUDITED)         12/31/2003
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                         $       12.10      $       10.00
                                                             =============      =============
Investment operations
  Net investment income(a)                                             .03                .04
  Net realized and unrealized gain                                     .59               2.48
                                                             -------------      -------------
    Total from investment operations                                   .62               2.52
                                                             -------------      -------------

Distributions to shareholders from:
  Net investment income                                                  -               (.04)
  Net realized gain                                                      -               (.38)
                                                             -------------      -------------
    Total distributions                                                  -               (.42)
                                                             -------------      -------------
NET ASSET VALUE, END OF PERIOD                               $       12.72      $       12.10
                                                             =============      =============

Total Return(b)                                                       5.12%(d)          25.33%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense assumed and expense reductions           .57%(d)            .77%(d)
  Expenses, excluding expense assumed and expense reductions          2.55%(d)          22.10%(d)
  Net investment income                                                .23%(d)            .35%(d)

                                                              SIX MONTHS
                                                                 ENDED           4/30/2003(c)
                                                               06/30/2004            TO
SUPPLEMENTAL DATA:                                            (UNAUDITED)        12/31/2003
---------------------------------------------------------------------------------------------
  Net assets, end of period (000)                            $       2,436      $         251

  Portfolio turnover rate                                             6.12%             29.69%
=============================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return assumes the reinvestment of all distributions.
(c) Commencement of operations.
(d) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of seven portfolios. This report covers All Value Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is long-term growth of capital and income without excessive fluctuations in market value. The Fund offers Variable Contract class shares ("Class VC Shares") which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual portfolio are allocated among the portfolios within the Company on a pro rata basis.

(f) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Company. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of the domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day.

    The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(g) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. government sponsored enterprises securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h) OFFERING COSTS-Lord Abbett & Co. LLC ("Lord Abbett") incurred initial offering costs on behalf of the Fund that have been reimbursed by the Fund. Such expenses were amortized on the straight-line method over a period of one year from the commencement of operations.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE
The Company has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on the Fund's average daily net assets at an annual rate of .75%.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the fiscal year ending December 31, 2004, Lord Abbett has contractually agreed to limit the Fund's other expenses (excluding management fee) to .40% of average daily net assets.

The Company, on behalf of the Fund, has entered into service agreements, which may permit it to make payments under certain circumstances to insurance companies at an annual rate ranging from .15% to .35% of the Fund's average daily net asset value of shares attributable to the insurance companies' variable annuity contract owners. For the six months ended June 30, 2004, the Fund incurred expenses of $2,500 for such servicing payments, which have been included in shareholder servicing expense on the Statement of Operations.

One Director and certain of the Company's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS & CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the six months ended June 30, 2004 and period ended December 31, 2003 are as follows:

                                  SIX MONTHS ENDED     PERIOD ENDED
                             6/30/2004 (UNAUDITED)       12/31/2003
-------------------------------------------------------------------
Distributions paid from:
Ordinary income                      $           -         $  8,482
-------------------------------------------------------------------
   Total distributions paid          $           -         $  8,482
===================================================================

As of June 30, 2004, the Fund's aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                          $ 2,554,692
---------------------------------------------
Gross unrealized gain                 137,132
Gross unrealized loss                 (27,077)
---------------------------------------------
   Net unrealized security gain   $   110,055
=============================================

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) for the six months ended June 30, 2004 are as follows:

PURCHASES                    SALES
----------------------------------
$ 2,105,422               $ 58,532

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2004.

As of June 30, 2004, there were no securities on loan and no securities lending activity during the six months ended June 30, 2004.

6.  DIRECTORS' REMUNERATION

The Company's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodian, accounting and record keeping functions relating to portfolio transactions and calculating the Fund's net asset value.

9.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Large company value stocks, in which the Fund invests a significant portion of its assets, may perform differently than the market as a whole and other types of stocks, such as mid-sized or small-company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. Mid-cap and small-cap company stocks in which the Fund may invest may be more volatile and less liquid than large-cap stocks. The market may fail to recognize the intrinisic value of a particular value stock for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. These factors can affect Fund performance.

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

                                              SIX MONTHS ENDED
                                                 JUNE 30, 2004          PERIOD ENDED
                                                   (UNAUDITED)    DECEMBER 31, 2003*
------------------------------------------------------------------------------------
Shares sold                                         177,247.10                20,000
Reinvestment of distributions                                -                   716
Shares reacquired                                   (6,510.889)                    -
------------------------------------------------------------------------------------
Increase                                           170,736.211                20,716
------------------------------------------------------------------------------------

*For the period April 30, 2003 (commencement of operations) to December 31,
2003.

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities is available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's web site at www.LordAbbett.com, and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Company will be required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Fund's Form N-Q will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129; or on Lord Abbett's website at www.LordAbbett.com. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]

  This report when not used for the
      general information of
  shareholders of the Fund, is to be
   distributed only if preceded or
   accompanied  by a current Fund
            Prospectus.

 Lord Abbett Mutual Fund shares are distributed by:
            LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street - Jersey City, New Jersey 07302-3973    Lord Abbett Series Fund, Inc.            LASFAV-3-6/04
                                                              All Value Portfolio                        (8/04)

[LORD ABBETT LOGO]

 2004
   SEMI-
  ANNUAL
     REPORT

LORD ABBETT
   SERIES FUND-
   AMERICA'S VALUE PORTFOLIO

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

--------------------------------------------------------------------------------
LORD ABBETT SERIES FUND - AMERICA'S VALUE PORTFOLIO
SEMI-ANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Fund's strategies and performance for the six-month period ended June 30, 2004. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow
ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

Q. WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A. Strong consumer and capital spending drove U.S. economic growth as 2004 began. Corporate profits rose, triggered by a rise in industrial production. In January and February, inflation and short-term interest rates continued to remain stable. However, somewhat disappointing employment reports and higher energy prices weighed on consumer sentiment.

     In March and April, the number of jobs increased and unemployment stabilized. The U.S. housing market remained strong and there were improvements in durable goods spending. But, retail sales dropped 0.5% in April after a 2% gain in March. Meanwhile, producer prices moved higher driven by the higher costs of gasoline and food, suggesting an inflationary trend and the possibility of an interest rate increase in the coming months.

     Beginning in April and continuing through June, unemployment stabilized. The Producer Price Index decreased 0.3% in June following a 0.8% rise in May and a 0.7% increase in April. Equity prices were roughly flat in April, May and June as investors responded to uncertainties surrounding future interest-rate hikes, the war in Iraq, the upcoming presidential election and record-high energy prices. However, on June 30, the Federal Reserve Board (the Fed) raised its fed funds rate from 1% to 1.25%, and stocks responded positively to the widely expected Fed action. (The fed funds rate is the rate at which banks lend to each other overnight.)

     While the economic data confirmed the U.S. economy's improvement, however, the bond market focused on evidence of gathering inflation. Market rates were pressured higher, even before the Fed took action on June 30. The real fed funds rate, i.e. adjusted for inflation, normally averages 2% but was negative at period end, reflecting the fact that monetary policy is still very accommodative.

     Interest-rate sensitive securities, such as investment-grade bonds, were challenged in this environment, while securities of companies that may benefit from economic expansion, including high-yield bonds and convertible securities,

--------------------------------------------------------------------------------

managed to avoid some of the downside exposure and, in fact, rallied at period end.

Q. HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

A. Lord Abbett Series Fund - America's Value Portfolio returned 5.1%, reflecting performance at the Net Asset Value (NAV) of Class VC shares, with all distributions reinvested, for the six-month period ended June 30, 2004. The Fund's benchmark, the S&P 500 Index,(1) returned 3.4% in the same period. Standardized Average Annual Total Returns as of June 30, 2004 are 1 Year: 21.52% and Since Inception (4/30/03): 24.83%. This reflects the percentage change in NAV for Class VC shares and includes the reinvestment of all distributions but does not include mortality and expense charges, any administrative policy charges or any deferred sales charges specific to any variable insurance product. Total returns would be significantly lower with the inclusion of variable insurance contract charges.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129.

     NOTE: Lord Abbett America's Value Fund is not a balanced fund and has the capability to adjust equity and fixed-income allocations, based on relative value in the market and the investment team's proprietary fundamental research.

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

EQUITY PORTION

A. Strong stock selection within the consumer discretionary and materials sectors contributed to the Fund's performance relative to its benchmark for the six-month period. The consumer discretionary sector includes stocks in the consumer durables, apparel, media, hotel and leisure industries. The portfolio's holdings within the materials sector included positions in the chemicals, paper and container industries. Successful efforts to improve profitability by these companies' management teams, as well as the impact of fundamental economic improvement, were the primary reasons for strong performance within both sectors.

     Stock selection within the utilities sector hurt relative performance, as the sector reacted to expectations of increasing interest rates. Performance within the healthcare sector also suffered, largely as a result of weak stock selection.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

--------------------------------------------------------------------------------

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

FIXED-INCOME PORTION

A. Within the fixed-income component, lower-rated, high-yield bonds generally outperformed their investment-grade counterparts. The strongest performance in the period was derived from equity-related securities, including convertible bonds and preferreds. The Fund had a small weighting in interest-rate sensitive, investment-grade bonds.

     High-yield bonds and convertible securities benefited from improvements in the overall economy, as corporate profitability improved. The Fund's best performers in the high-yield market were below investment-grade credits in the packaging, health services, electric and chemicals industries. Rising equity markets, in particular, strengthened the equity component of convertible securities. Adding to performance in convertible securities were credits in wireless telecommunications, electronics, insurance and food and drug retailers.

     Detracting from performance were holdings in diversified capital goods telecommunications and transportation companies within the high-yield sector and select convertible credits within media, electronics and computer hardware. Although positive, the investment-grade bond sector was the weakest performer in the period.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

     THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND, INCLUDING THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES, THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THIS FUND OR ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P 500 Index is widely regarded as the standard for measuring large-cap U.S. stock market performance. This popular index includes a representative sample of leading companies in leading industries. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2004; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuation.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004

                                                                                   SHARES
INVESTMENTS                                                                         (000)           VALUE
---------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 93.43%

COMMON STOCKS 63.78%
AUTO COMPONENTS 0.88%
Dana Corp.                                                                              5    $    105,840
                                                                                             ------------

BIOTECHNOLOGY 0.46%
Amgen, Inc.*                                                                            1          54,570
                                                                                             ------------

CHEMICALS 7.74%
Crompton Corp.                                                                         19         119,700
Dow Chemical Co.                                                                        6         227,920
Eastman Chemical Co.                                                                    6         268,134
IMC Global, Inc.                                                                        9         124,620
Monsanto Co.                                                                            5         184,800
                                                                                             ------------
TOTAL                                                                                             925,174
                                                                                             ------------

COMMERCIAL SERVICES & SUPPLIES 4.01%
R.R. Donnelley & Sons Co.                                                               9         293,878
ServiceMaster Co.                                                                      15         186,032
                                                                                             ------------
TOTAL                                                                                             479,910
                                                                                             ------------

CONTAINERS & PACKAGING 0.78%
Ball Corp.                                                                              1          93,665
                                                                                             ------------

DIVERSIFIED TELECOMMUNICATION SERVICES 1.97%
SBC Communications, Inc.                                                               10         235,225
                                                                                             ------------

ELECTRIC UTILITIES 6.41%
Ameren Corp.                                                                            6         262,056
Northeast Utilities System                                                             11         206,382
Puget Energy, Inc.                                                                     14         297,976
                                                                                             ------------
TOTAL                                                                                             766,414
                                                                                             ------------

ENERGY EQUIPMENT & SERVICES 1.39%
Halliburton Co.                                                                         5         166,430
                                                                                             ------------

FOOD & STAPLES RETAILING 1.09%
Albertson's, Inc.                                                                       5         130,046
                                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                                   SHARES
INVESTMENTS                                                                         (000)           VALUE
---------------------------------------------------------------------------------------------------------
FOOD PRODUCTS 3.77%
Archer-Daniels-Midland Co.                                                              1    $     25,170
H.J. Heinz Co.                                                                          7         258,720
Kellogg Co.                                                                             4         167,400
                                                                                             ------------
TOTAL                                                                                             451,290
                                                                                             ------------

GAS UTILITIES 1.98%
NiSource, Inc.                                                                         12         237,130
                                                                                             ------------

HOUSEHOLD DURABLES 5.48%
Newell Rubbermaid, Inc.                                                                 7         155,100
Snap-on, Inc.                                                                           6         204,655
Tupperware Corp.                                                                       15         295,336
                                                                                             ------------
TOTAL                                                                                             655,091
                                                                                             ------------

INDUSTRIAL CONGLOMERATES 1.68%
Hubbell, Inc.                                                                           4         200,853
                                                                                             ------------

INSURANCE 5.95%
Arthur J. Gallagher & Co.                                                               2          76,125
Lincoln National Corp.                                                                  2         118,125
Max Re Capital Ltd.(a)                                                                  2          35,064
Partner Re Ltd.(a)                                                                      1          85,095
Safeco Corp.                                                                            4         189,200
St. Paul Travelers Cos., Inc.                                                           2          79,985
XL Capital Ltd.(a)                                                                      2         128,282
                                                                                             ------------
TOTAL                                                                                             711,876
                                                                                             ------------

LEISURE EQUIPMENT & PRODUCTS 0.51%
Foot Locker, Inc.                                                                       2          60,850
                                                                                             ------------

MACHINERY 2.94%
CNH Global N.V.(a)                                                                      3          53,664
Cummins, Inc.                                                                           2         112,500
The Timken Co.                                                                          7         185,430
                                                                                             ------------
TOTAL                                                                                             351,594
                                                                                             ------------
MEDIA 0.27%
Metro-Goldwyn-Mayer, Inc.*                                                              3          32,670
                                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                                   SHARES
INVESTMENTS                                                                         (000)           VALUE
---------------------------------------------------------------------------------------------------------
MULTI-LINE RETAIL 1.76%
J.C. Penney Co., Inc.                                                                   3    $    105,728
May Department Stores Co.                                                               4         104,462
                                                                                             ------------
TOTAL                                                                                             210,190
                                                                                             ------------

OIL & GAS 3.21%
ChevronTexaco Corp.                                                                     2         235,275
EOG Resources, Inc.                                                                     1          29,855
Kerr-McGee Corp.                                                                        2         118,294
                                                                                             ------------
TOTAL                                                                                             383,424
                                                                                             ------------

PAPER & FOREST PRODUCTS 3.88%
Georgia-Pacific Corp.                                                                   6         225,578
Meadwestvaco Corp.                                                                      8         238,059
                                                                                             ------------
TOTAL                                                                                             463,637
                                                                                             ------------

PHARMACEUTICALS 1.97%
Bristol-Myers Squibb Co.                                                                9         210,700
Mylan Laboratories, Inc.                                                                1          24,300
                                                                                             ------------
TOTAL                                                                                             235,000
                                                                                             ------------

REAL ESTATE INVESTMENT TRUSTS 3.29%
Health Care Properties                                                                 10         235,592
Healthcare Realty Trust, Inc.                                                           4         157,416
                                                                                             ------------
TOTAL                                                                                             393,008
                                                                                             ------------

TRADING COMPANIES & DISTRIBUTORS 2.36%
Genuine Parts Co.                                                                       7         281,728
                                                                                             ------------
TOTAL COMMON STOCKS (Cost $6,902,502)                                                           7,625,615
                                                                                             ============

                                                                                PRINCIPAL
                                                       INTEREST     MATURITY       AMOUNT
                                                           RATE         DATE        (000)
                                                       ----------------------------------
CONVERTIBLE BONDS 6.88%

AEROSPACE & DEFENSE 0.43%
Alliant Techsystems, Inc.+                                 2.75%   2/15/2024    $      50          52,000
                                                                                             ------------

BIOTECHNOLOGY 0.71%
Fisher Scientific Int'l., Inc.                             2.50%   10/1/2023           60          84,375
                                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                                PRINCIPAL
                                                       INTEREST     MATURITY       AMOUNT
INVESTMENTS                                                RATE         DATE        (000)           VALUE
---------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES 0.44%
Kroll, Inc.+                                               1.75%   1/15/2014    $      50    $     53,000
                                                                                             ------------

COMPUTERS & PERIPHERALS 0.55%
EMC Corp.                                                  4.50%    4/1/2007           50          55,063
Maxtor Corp.                                               6.80%   4/30/2010           10          10,600
                                                                                             ------------
TOTAL                                                                                              65,663
                                                                                             ------------

ELECTRICAL EQUIPMENT 0.12%
Artesyn Tech, Inc.                                         5.50%   8/15/2010           10          14,275
                                                                                             ------------

ELECTRONIC EQUIPMENT & INSTRUMENTS 0.90%
Flir Systems, Inc.                                         3.00%    6/1/2023           75         107,156
                                                                                             ------------

MACHINERY 0.32%
Agco Corp.+                                                1.75%  12/31/2033           35          38,718
                                                                                             ------------

MEDIA 0.23%
Lamar Advertising Co.                                     2.875%  12/31/2010            5           5,394
Liberty Media Corp. Class A                                3.25%   3/15/2031           20          18,000
Sinclair Broadcast Group, Inc.                            4.875%#  7/15/2018            5           4,650
                                                                                             ------------
TOTAL                                                                                              28,044
                                                                                             ------------

METALS & MINING 0.48%
Placer Dome, Inc.+(a)                                      2.75%  10/15/2023           50          56,750
                                                                                             ------------

SEMICONDUCTOR EQUIPMENT & PRODUCTS 2.23%
RF Micro Devices, Inc.                                     1.50%    7/1/2010          225         266,625
                                                                                             ------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.25%
LSI Logic Corp.                                            4.00%   5/15/2010           30          30,150
                                                                                             ------------

SOFTWARE 0.22%
Mentor Graphics Corp.                                     6.875%   6/15/2007           25          26,438
                                                                                             ------------
TOTAL CONVERTIBLE BONDS (Cost $808,131)                                                           823,194
                                                                                             ============

                                                                                   SHARES
                                                                                    (000)
                                                                               ----------
CONVERTIBLE PREFERRED STOCKS 3.15%

AEROSPACE & DEFENSE 0.45%
Northrop Grumman Corp.                                     7.25%                        1          53,160
                                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                       INTEREST                    SHARES
INVESTMENTS                                                RATE                     (000)           VALUE
---------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIALS 0.16%
Doral Financial Corp.                                      4.75%                        -(b) $      5,281
Prudential Financial, Inc.                                 6.75%                        -(b)       13,986
                                                                                             ------------
TOTAL                                                                                              19,267
                                                                                             ------------

ELECTRIC UTILITIES 0.46%
FPL Group, Inc.                                            8.00%                        1          54,810
                                                                                             ------------

ENERGY EQUIPMENT & SERVICES 0.76%
CMS Energy Corp.+                                          4.50%                        2          90,800
                                                                                             ------------

FOOD & STAPLES RETAILING 0.46%
Albertson's, Inc.                                          7.25%                        2          55,380
                                                                                             ------------

INSURANCE 0.73%
Chubb Corp.                                                7.00%                        -(b)       11,176
XL Capital Ltd.(a)                                         6.50%                        3          76,170
                                                                                             ------------
TOTAL                                                                                              87,346
                                                                                             ------------

MEDIA 0.13%
Interpublic Group of Cos.                                 5.375%                        -(b)       15,309
                                                                                             ------------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $358,869)                                                376,072
                                                                                             ============

                                                                                PRINCIPAL
                                                                    MATURITY       AMOUNT
                                                                        DATE        (000)
                                                                  -----------------------
GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.67%

Federal National Mortgage Assoc.
(Cost $80,899)                                             6.00%    5/1/2033   $       78          79,970
                                                                                             ============

HIGH YIELD CORPORATE BONDS 18.95%

AEROSPACE & DEFENSE 0.16%
DRS Technologies, Inc.                                    6.875%   11/1/2013           20          19,600
                                                                                             ------------

AIR FREIGHT & COURIERS 0.08%
Horizon Lines LLC+(c)                                      9.00%   11/1/2012           10          10,000
                                                                                             ------------

BEVERAGES 0.30%
Le-Natures, Inc.+                                         10.00%   6/15/2013           35          36,400
                                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                                PRINCIPAL
                                                       INTEREST     MATURITY       AMOUNT
INVESTMENTS                                                RATE         DATE        (000)           VALUE
---------------------------------------------------------------------------------------------------------
CHEMICALS 0.67%
Airgas, Inc.                                               7.75%   9/15/2006   $       10    $     10,650
Nalco Co.+                                                8.875%  11/15/2013           50          52,625
Terra Capital, Inc.                                       11.50%    6/1/2010           15          16,500
                                                                                             ------------
TOTAL                                                                                              79,775
                                                                                             ------------

COMMERCIAL SERVICES & SUPPLIES 0.38%
Iron Mountain, Inc.                                       6.625%    1/1/2016           50          45,750
                                                                                             ------------

CONSTRUCTION & ENGINEERING 0.17%
Shaw Group, Inc.                                          10.75%   3/15/2010           20          19,700
                                                                                             ------------

CONTAINERS & PACKAGING 1.44%
BWAY Corp.                                                10.00%  10/15/2010           10          10,550
Constar Int'l., Inc.                                      11.00%   12/1/2012           50          47,000
Graham Packaging Co., Inc.                                10.75%   1/15/2009           25          25,843
Rayovac Corp.                                              8.50%   10/1/2013           40          42,200
Solo Cup Co.+                                              8.50%   2/15/2014           50          46,750
                                                                                             ------------
TOTAL                                                                                             172,343
                                                                                             ------------

DIVERSIFIED TELECOMMUNICATION SERVICES 0.83%
Cincinnati Bell, Inc.                                     8.375%   1/15/2014           35          31,325
Qwest Capital Funding                                      7.90%   8/15/2010           50          44,500
Qwest Communications Int'l., Inc.+                         7.25%   2/15/2011           25          23,438
                                                                                             ------------
TOTAL                                                                                              99,263
                                                                                             ------------

ELECTRIC UTILITIES 1.23%
Mission Energy                                            13.50%   7/15/2008           40          44,950
NRG Energy, Inc.+                                          8.00%  12/15/2013           50          50,750
TECO Energy, Inc.                                          7.50%   6/15/2010           50          50,750
                                                                                             ------------
TOTAL                                                                                             146,450
                                                                                             ------------

FOOD PRODUCTS 2.18%
B&G Foods, Inc.                                           9.625%    8/1/2007           20          20,450
Dole Food Co.                                             8.875%   3/15/2011          100         106,250
Land O'Lakes, Inc.+                                        9.00%  12/15/2010           40          41,850
Michael Foods, Inc.                                        8.00%  11/15/2013           40          41,500
Stater Brothers Holdings, Inc.+                           8.125%   6/15/2012           50          50,437
                                                                                             ------------
TOTAL                                                                                             260,487
                                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                                 PRINCIPAL
                                                 INTEREST            MATURITY       AMOUNT
INVESTMENTS                                          RATE                DATE        (000)          VALUE
---------------------------------------------------------------------------------------------------------
GAS UTILITIES 0.43%
Semco Energy, Inc.                                  7.125%          5/15/2008   $       50   $     51,500
                                                                                             ------------

HEALTHCARE PROVIDERS & SERVICES 1.02%
Beverly Enterprises Inc.+                           7.875%          6/15/2014           25         24,719
Medex, Inc.                                         8.875%          5/15/2013           25         26,500
National Nephrology Assoc.+                          9.00%          11/1/2011           20         23,000
Triad Hospitals, Inc.                                7.00%         11/15/2013           50         47,750
                                                                                             ------------
TOTAL                                                                                             121,969
                                                                                             ------------

HOTELS, RESTAURANTS & LEISURE 1.10%
Friendly Ice Cream Corp.+                           8.375%          6/15/2012           60         58,500
Hard Rock Hotel                                     8.875%           6/1/2013           50         50,750
River Rock Entertainment                             9.75%          11/1/2011           20         21,900
                                                                                             ------------
TOTAL                                                                                             131,150
                                                                                             ------------

HOUSEHOLD DURABLES 0.23%
Fedders North America, Inc.+                        9.875%           3/1/2014           30         27,600
                                                                                             ------------

MACHINERY 0.68%
Manitowoc Co., Inc.                                 7.125%          11/1/2013           20         20,100
Sensus Metering Systems, Inc.+                      8.625%         12/15/2013           35         33,775
Trinity Industries, Inc.+                            6.50%          3/15/2014           30         27,600
                                                                                             ------------
TOTAL                                                                                              81,475
                                                                                             ------------

MARINE 0.29%
Great Lakes Dredge & Dock Co.                        7.75%         12/15/2013           40         34,000
                                                                                             ------------

MEDIA 2.87%
Dex Media West                                      9.875%          8/15/2013           75         82,687
Gaylord Entertainment Co.                            8.00%         11/15/2013           50         50,937
General Motors Corp.                                 7.20%          1/15/2011           20         20,983
Insight Comm. Co., Inc.**                     0.00%/12.25%   2/15/2006 & 2011           50         45,250
Mediacom Communications Corp.                        9.50%          1/15/2013           70         67,900
Paxson Communications Co.                           10.75%          7/15/2008           55         56,100
Primedia, Inc.                                      8.875%          5/15/2011           20         19,900
                                                                                             ------------
TOTAL                                                                                             343,757
                                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                                PRINCIPAL
                                                       INTEREST     MATURITY       AMOUNT
INVESTMENTS                                                RATE         DATE        (000)           VALUE
---------------------------------------------------------------------------------------------------------
METALS & MINING 0.80%
International Steel Group+                                 6.50%    4/15/2014   $       25   $     23,563
Neenah Corp.+                                             13.00%    9/30/2013           20         19,700
Owens-Brockway Glass Co.                                   7.75%    5/15/2011           50         52,250
                                                                                             ------------
TOTAL                                                                                              95,513
                                                                                             ------------

MULTI-LINE RETAIL 0.32%
Saks, Inc.                                                7.375%    2/15/2019           40         38,400
                                                                                             ------------

MULTI-UTILITIES & UNREGULATED POWER 0.46%
AES Corp.                                                  7.75%     3/1/2014           30         28,988
The Williams Co., Inc.                                    7.875%     9/1/2021           10          9,675
The Williams Co., Inc.                                    8.625%     6/1/2010           15         16,575
                                                                                             ------------
TOTAL                                                                                              55,238
                                                                                             ------------

OIL & GAS 1.42%
Dynegy, Inc.+                                             9.875%    7/15/2010           30         32,400
EXCO Resources, Inc.                                       7.25%    1/15/2011           50         51,000
Ferrellgas Partners L.P.+                                  6.75%     5/1/2014           50         48,500
Range Resources Corp.                                     7.375%    7/15/2013           10         10,000
Range Resources Corp.+                                    7.375%    7/15/2013           15         15,000
Sonat, Inc.                                               7.625%    7/15/2011           15         13,463
                                                                                             ------------
TOTAL                                                                                             170,363
                                                                                             ------------

PAPER & FOREST PRODUCTS 0.39%
Buckeye Technologies, Inc.                                 8.00%   10/15/2010           50         46,125
                                                                                             ------------

TEXTILES & APPAREL 0.64%
Elizabeth Arden, Inc.                                      7.75%    1/15/2014           50         51,125
Invista+(a)                                                9.25%     5/1/2012           25         25,250
                                                                                             ------------
TOTAL                                                                                              76,375
                                                                                             ------------

WIRELESS TELECOMMUNICATION SERVICES 0.86%
Centennial Cell Communications                           10.125%    6/15/2013           50         51,875
Nextel Partners, Inc.                                     8.125%     7/1/2011           50         51,250
                                                                                             ------------
TOTAL                                                                                             103,125
                                                                                             ------------
TOTAL HIGH YIELD CORPORATE BONDS (Cost $2,286,013)                                              2,266,358
                                                                                             ============
TOTAL LONG-TERM INVESTMENTS (Cost $10,436,414)                                                 11,171,209
                                                                                             ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
JUNE 30, 2004

                                                                                 PRINCIPAL
                                                                                    AMOUNT
INVESTMENTS                                                                          (000)          VALUE
---------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 7.78%

REPURCHASE AGREEMENT 7.78%
Repurchase Agreement dated 6/30/2004, 1.35%
due 7/1/2004 with State Street Bank & Trust Co.
collateralized by $930,000 of Federal National
Mortgage Assoc. at 3.875% due 3/15/2005;
value: $952,136; proceeds: $929,790
(Cost $929,755)                                                              $         930   $    929,755
                                                                                             ============
TOTAL INVESTMENTS 101.21% (Cost $11,366,169)                                                 $ 12,100,964
                                                                                             ============

   *  Non-income producing security.
  ** Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
   + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
   # Variable rate security. The interest rate represents the rate at June 30, 2004.
 (a)  Foreign security traded in U.S. dollars.
 (b)  Amount represents less than 1,000 shares.
 (c)  Security purchased on a when-issued basis.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2004

ASSETS:
  Investment in securities, at value (cost $11,366,169)            $  12,100,964
  Cash                                                                    93,198
  Receivables:
      Interest and dividends                                              69,889
      Capital shares sold                                                 20,441
      From advisor                                                        11,762
--------------------------------------------------------------------------------
  TOTAL ASSETS                                                        12,296,254
--------------------------------------------------------------------------------
LIABILITIES:
  Payables:
      Investment securities purchased                                    302,746
      Capital shares reacquired                                              284
      Management fee                                                       6,616
      Fund administration                                                    352
      Directors' fees                                                         56
  Accrued expenses and other liabilities                                  29,295
--------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                      339,349
================================================================================
NET ASSETS                                                         $  11,956,905
================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                    $  11,096,557
Undistributed net investment income                                      121,574
Accumulated net realized gain on investments                               3,979
Net unrealized appreciation on investments                               734,795
--------------------------------------------------------------------------------
NET ASSETS                                                         $  11,956,905
================================================================================
OUTSTANDING SHARES (50 MILLION SHARES OF COMMON STOCK
  AUTHORIZED, $.001 PAR VALUE)                                           943,061
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES)                       $       12.68
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2004

INVESTMENT INCOME:
Dividends                                                         $      95,794
Interest                                                                 72,564
Foreign withholding tax                                                     (88)
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                 168,270
--------------------------------------------------------------------------------
EXPENSES:
Management fee                                                           30,390
Shareholder servicing                                                    13,825
Professional                                                              3,508
Reports to shareholders                                                  16,500
Fund administration                                                       1,621
Custody                                                                   6,549
Directors' fees                                                              48
Offering                                                                  1,104
Other                                                                     1,565
--------------------------------------------------------------------------------
Gross expenses                                                           75,110
  Expense reductions                                                        (25)
  Expenses assumed by advisor                                           (28,426)
--------------------------------------------------------------------------------
NET EXPENSES                                                             46,659
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   121,611
================================================================================
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                         16,804
Net change in unrealized appreciation on investments                    261,905
================================================================================
NET REALIZED AND UNREALIZED GAIN                                        278,709
================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS              $     400,320
================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    FOR THE SIX MONTHS      APRIL 30, 2003*
                                                                   ENDED JUNE 30, 2004                   TO
INCREASE IN NET ASSETS                                                     (UNAUDITED)    DECEMBER 31, 2003
OPERATIONS:
Net investment income                                              $           121,611    $          56,207
Net realized gain on investments                                                16,804               28,447
Net change in unrealized appreciation on investments                           261,905              472,890
------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                           400,320              557,544
============================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                                -              (57,739)
Net realized gain                                                                    -              (42,024)
------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                  -              (99,763)
============================================================================================================
CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares                                                7,101,234            5,886,240
Reinvestment of distributions                                                        -               99,763
Cost of shares reacquired                                                     (709,154)          (1,279,279)
------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS                                            6,392,080            4,706,724
============================================================================================================
NET INCREASE IN NET ASSETS                                                   6,792,400            5,164,505
============================================================================================================
NET ASSETS:
Beginning of period                                                          5,164,505                    -
------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                      $        11,956,905    $       5,164,505
============================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME   $           121,574    $             (37)
============================================================================================================

 *Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                 SIX MONTHS
                                                                   ENDED           4/30/2003(c)
                                                                 06/30/2004             TO
                                                                 (UNAUDITED)        12/31/2003
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                            $      12.07       $      10.00
                                                                ============       ============

Investment operations
  Net investment income(a)                                               .18                .28
  Net realized and unrealized gain                                       .43               2.05
                                                                ------------       ------------
    Total from investment operations                                     .61               2.33
                                                                ------------       ------------
Distributions to shareholders from:
  Net investment income                                                    -               (.15)
  Net realized gain                                                        -               (.11)
                                                                ------------       ------------
    Total distributions                                                    -               (.26)
                                                                ------------       ------------
NET ASSET VALUE, END OF PERIOD                                  $      12.68       $      12.07
                                                                ============       ============

Total Return(b)                                                         5.05%(d)          23.31%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expenses assumed and expense reductions            .57%(d)            .77%(d)
  Expenses, excluding expense assumed and expense reductions             .92%(d)           3.59%(d)
  Net investment income                                                 1.49%(d)           2.39%(d)

                                                                 SIX MONTHS
                                                                   ENDED           4/30/2003(c)
                                                                 06/30/2004             TO
SUPPLEMENTAL DATA:                                               (UNAUDITED)        12/31/2003
===============================================================================================
  Net assets, end of period (000)                               $     11,957       $      5,165
  Portfolio turnover rate                                               8.28%             49.36%
===============================================================================================

(a)  Calculated using average shares outstanding during the period.
(b)  Total return assumes the reinvestment of all distributions.
(c)  Commencement of operations.
(d)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of seven separate portfolios. This report covers America's Value Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is to seek current income and capital appreciation. The Fund offers Variable Contract class shares ("Class VC Shares") which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sales price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual portfolio are allocated among the portfolios within the Company on a pro rata basis.

(f) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Company. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to 102% of the market value of the domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(g) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. government sponsored enterprises securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h) OFFERING COSTS-Lord Abbett & Co. LLC ("Lord Abbett") incurred initial offering costs on behalf of the Fund that have been be reimbursed by the Fund. Such expenses were amortized on the straight-line method over a period of one year from the commencement of operations.

(i) WHEN-ISSUED OR FORWARD TRANSACTIONS-The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. The value of fixed-income securities to be delivered in the future will fluctuate as interest rates vary. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government securities) marked to market daily in am amount sufficient to make payment at settlement will be segregated at the Fund's custodian in order to pay for the commitment. There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date that could result in depreciation of the value of fixed-income when-issued securities. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and the value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Company has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on the Fund's average daily net assets at an annual rate of .75%.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the fiscal year ending December 31, 2004, Lord Abbett has contractually agreed to limit the Fund's other expenses (excluding management fee) to .40% of average daily net assets.

The Company on behalf of the Fund, has entered into service agreements, which may permit it to make payments under certain circumstances to insurance companies at an annual rate ranging from .15% to .35% of the Fund's average daily net asset value of shares attributable to the insurance companies' variable annuity contract owners. For the six months ended June 30, 2004, the Fund incurred expenses of $10,397 for such servicing payments, which have been included in shareholder servicing expense on the Statement of Operations.

One Director and certain of the Company's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS & CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the six months ended June 30, 2004 and fiscal period ended December 31, 2003 are as follows:

                              SIX MONTHS ENDED
                                     6/30/2004   PERIOD ENDED
                                   (UNAUDITED)     12/31/2003
-------------------------------------------------------------
Distributions paid from:
Ordinary income               $              -   $     99,763
-------------------------------------------------------------
   Total distributions paid   $              -   $     99,763
=============================================================

As of June 30, 2004, the Fund's aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                            $     11,378,994
----------------------------------------------------
Gross unrealized gain                        847,131
Gross unrealized loss                       (125,161)
----------------------------------------------------
  Net unrealized security gain      $        721,970
====================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales, and other temporary tax adjustments.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) for the six months ended June 30, 2004 are as follows:

PURCHASES            SALES
--------------------------------
$   6,666,653        $   649,431

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2004.

As of June 30, 2004, there were no securities on loan and no securities lending activity during the six months ended June 30, 2004.

6.   DIRECTORS' REMUNERATION

The Company's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.   CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodian, accounting and record keeping functions relating to portfolio transactions and calculating the Fund's net asset value.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

9.   INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities.

The values of the Fund's equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies involved. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. The Fund may invest a significant portion of its assets in mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising stock market than a fund investing solely in equity securities. In addition, if the Fund's assessment of a company's value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

The values of the Fund's fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield securities (sometimes called "lower-rated debt securities" or "junk bonds") in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.

The Fund may invest up to 20% of its net assets in foreign securities, which may present increased market, liquidity, currency, political and other risks. These factors can affect the Fund's performance.

10.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

                                        FOR THE SIX MONTH
                                      ENDED JUNE 30, 2004          PERIOD ENDED
                                              (UNAUDITED)     DECEMBER 31,2003*
-------------------------------------------------------------------------------
Shares Sold                                       572,956               539,110
Reinvestment of distributions                           -                 8,440
Shares reacquired                                 (57,693)             (119,752)
-------------------------------------------------------------------------------
Increase                                          515,263               427,798
-------------------------------------------------------------------------------

*For the period April 30, 2003 (commencement of operations) to December 31,
2003.

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities is available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's web site at www.LordAbbett.com, and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Company will be required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Fund's Form N-Q will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129; or on Lord Abbett's website at www.LordAbbett.com. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]

   This report when not used for the general information of shareholders of the Fund is to be distributed only if preceded or accompanied by a current Fund Prospectus.

Lord Abbett Mutual Fund shares are
        distributed by:
  LORD ABBETT DISTRIBUTOR LLC      Lord Abbett Series Fund, Inc.  LASFAMV-3-6/04
90 Hudson Street - Jersey City,      America's Value Portfolio            (8/04)
     New Jersey 07302-3973

[LORD ABBETT LOGO]

2004
  SEMI-
 ANNUAL
   REPORT

LORD ABBETT
  SERIES FUND-
  BOND-DEBENTURE PORTFOLIO


FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

--------------------------------------------------------------------------------
LORD ABBETT SERIES FUND BOND - DEBENTURE PORTFOLIO
SEMI-ANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Fund's strategies and performance for the six-month period ended June 30, 2004. On this and the following pages, we discuss the major factors that influenced performance.

    Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q.  WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A. During the period, data confirmed the U.S. economy's transition from a jobless, low-inflation recovery to an expansion - the latter attended by healthy job gains, diminishing excess capacity and rising prices. Despite the improving fundamentals of the U.S. economy, investors in general grew more defensive over the period as they focused instead on increasing geopolitical risks and election uncertainty. The bond market saw evidence of gathering inflation and pressured market rates higher, even before the Federal Reserve Board (the Fed) took action on June 30, raising its fed funds rate to 1.25% from 1%. (The fed funds rate is the rate at which banks lend to each other overnight.)

    Interest-rate sensitive securities, such as investment-grade bonds, were challenged in this environment, while securities of companies that may benefit from economic expansion, including high-yield bonds and convertible securities, managed to avoid some of the downside exposure and, in fact, rallied at period end.

Q.  HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

A. Lord Abbett Series Fund - Bond-Debenture Portfolio returned 0.1%, reflecting performance at the Net Asset Value (NAV) of Class VC shares, with all distributions reinvested, for the six-month period ended June 30, 2004. The Fund's benchmark, the Lehman Aggregate Bond Index,(1) returned 0.2% in the same period. Standardized Average Annual Total Returns as of June 30, 2004 are 1
Year: 6.98% and Since Inception (12/03/01): 10.02%. This reflects the percentage change in NAV for Class VC shares and includes the reinvestment of all distributions but does not include mortality and expense charges, any administrative policy charges or any deferred sales charges specific to any

--------------------------------------------------------------------------------

variable insurance product. Total returns would be significantly lower with the inclusion of variable insurance contract charges.

    PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129.

Q.  WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. The Fund's flexible investment strategy allows its investment managers to adjust allocations among asset classes as market conditions change. The primary asset classes in which the Fund participates are high-yield bonds and convertible securities. In addition the Fund must hold 20% of its portfolio in investment-grade corporate bonds, government bonds and/or agencies.

    Relative to its benchmark, the Lehman Aggregate Bond Index, the Fund's portfolio was underweight U.S. Treasury and other government securities in the first six months of 2004. The underweight position contributed to relative performance as investment-grade bonds in general underperformed lower-rated credits over the period. Market fears about rising interest rates led to weak performance in investment-grade bonds, which are, in general, more sensitive to changes in interest rates than below-investment grade sectors such as high-yield bonds.

    Among the portfolio's holdings in investment-grade corporate bonds, the Fund benefited from performance of select securities in the chemicals and food wholesale industries, while bonds in the automotive and electric industries detracted from performance. Performance in airline bonds was mixed, with one carrier benefiting from restructuring while another suffered from increased energy costs and overcapacity issues.

    High-yield bonds are equity-sensitive, tending to improve in price as economic and business fundamentals strengthen. Contributing to Fund performance within this sector were portfolio holdings in the fixed-line telecommunications and health services industries. Detracting from performance within the high-yield sector were select credits in wireless telecommunications, transportation and airlines companies.

    In another equity-sensitive area, convertible securities, the Fund benefited from credits in the investment/financial services sector and within health services. Computer hardware and pharmaceutical

--------------------------------------------------------------------------------

holdings detracted from performance. Performance in electronics credits was mixed.

    Although the Fund's flexible investment strategy also permits an allocation to stocks, the portfolio's holdings in this asset class were not significant, consisting of small positions in the common stock of a major insurance firm and a defense contractor, both of which contributed to performance.

    THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

    THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND, INCLUDING THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES, THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THIS FUND OR ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.lordabbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The Lehman Aggregate Bond Index represents securities that are U.S. domestic, taxable, non-convertible and dollar denominated. The Index covers the investment-grade, fixed-rate bond market, with Index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2004; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuation.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004

                                                                             PRINCIPAL
                                                   INTEREST      MATURITY       AMOUNT
INVESTMENTS                                            RATE          DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS 96.12%

ASSET-BACKED SECURITIES 0.13%

AIRLINES 0.13%
Continental Airlines (Cost $168,969)                   6.90%     1/2/2017   $      190   $    146,622
                                                                                         ============

                                                                                SHARES
                                                                                 (000)
                                                                                ------
COMMON STOCKS 0.31%

AEROSPACE/DEFENSE 0.10%
Raytheon Co.                                                                         3        112,032
                                                                                         ------------

MULTI-LINE INSURANCE 0.21%
MetLife, Inc.                                                                        7        234,244
                                                                                         ------------
TOTAL COMMON STOCKS (Cost $275,739)                                                           346,276
                                                                                         ============

                                                                             PRINCIPAL
                                                                                AMOUNT
                                                                                 (000)
                                                                             ---------
CONVERTIBLE BONDS 17.90%

AEROSPACE/DEFENSE 0.59%
Alliant Techsystems, Inc.+                             2.75%    2/15/2024   $      250        260,000
EDO Corp.                                              5.25%    4/15/2007          150        157,687
L-3 Comm. Holdings Corp.                               4.00%    9/15/2011          200        250,500
                                                                                         ------------
TOTAL                                                                                         668,187
                                                                                         ------------

COMPUTER HARDWARE 0.31%
Corning, Inc.                                          3.50%    11/1/2008          200        282,500
Maxtor Corp.                                           6.80%    4/30/2010           60         63,600
                                                                                         ------------
TOTAL                                                                                         346,100
                                                                                         ------------

DIVERSIFIED CAPITAL GOODS 0.67%
Tyco Int'l. Group(a)                                   2.75%    1/15/2018          500        753,750
                                                                                         ------------

ELECTRONICS 2.12%
Artesyn Tech, Inc.                                     5.50%    8/15/2010          200        285,500
Flir Systems, Inc.                                     3.00%     6/1/2023          600        857,250
RF Micro Devices, Inc.                                 1.50%     7/1/2010          700        829,500
Teradyne, Inc.                                         3.75%   10/15/2006          400        424,000
                                                                                         ------------
TOTAL                                                                                       2,396,250
                                                                                         ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                             PRINCIPAL
                                                   INTEREST      MATURITY       AMOUNT
INVESTMENTS                                            RATE          DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
FOOD - WHOLESALE 1.15%
General Mills, Inc.                             Zero Coupon    10/28/2022   $    1,000   $    710,000
Nestle Holdings, Inc.                                  3.00%     5/9/2005          500        589,444
                                                                                         ------------
TOTAL                                                                                       1,299,444
                                                                                         ------------

GAMING 0.38%
International Game Technology                   Zero Coupon     1/29/2033          500        426,875
                                                                                         ------------

HEALTH SERVICES 3.25%
Abgenix, Inc.                                          3.50%    3/15/2007          500        466,875
Advanced Medical Optics, Inc.+                         2.50%    7/15/2024          125        137,344
Fisher Scientific Int'l., Inc.                         2.50%    10/1/2023        1,000      1,406,250
Invitrogen Corp.+                                      1.50%    2/15/2024          750        707,812
Medtronic, Inc.                                        1.25%    9/15/2021          650        663,000
Universal Health Services, Inc.                       0.426%    6/23/2020          500        299,375
                                                                                         ------------
TOTAL                                                                                       3,680,656
                                                                                         ------------

HOTELS 0.45%
Fairmont Hotels & Resorts(a)                           3.75%    12/1/2023          500        508,750
                                                                                         ------------

HOUSEHOLD & LEISURE PRODUCTS 0.42%
Costco Cos., Inc.                               Zero Coupon     8/19/2017          500        473,125
                                                                                         ------------

MACHINERY 0.43%
Agco Corp.+                                            1.75%   12/31/2033          435        481,219
                                                                                         ------------

MEDIA - BROADCAST 0.16%
Sinclair Broadcast Group, Inc.                        4.875%#   7/15/2018          200        186,000
                                                                                         ------------

MEDIA - DIVERSIFIED 1.11%
Liberty Media Corp. Class A                            3.25%    3/15/2031          800        720,000
The Walt Disney Co.                                   2.125%    4/15/2023          500        538,750
                                                                                         ------------
TOTAL                                                                                       1,258,750
                                                                                         ------------

MEDIA - SERVICES 0.57%
Lamar Advertising Co.                                 2.875%   12/31/2010          600        647,250
                                                                                         ------------

METALS/MINING EXCLUDING STEEL 0.65%
Placer Dome, Inc.+(a)                                  2.75%   10/15/2023          650        737,750
                                                                                         ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                             PRINCIPAL
                                                   INTEREST      MATURITY       AMOUNT
INVESTMENTS                                            RATE          DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
OIL FIELD EQUIPMENT & SERVICES 0.70%
Schlumberger Ltd.(a)                                   1.50%     6/1/2023   $      750   $    797,812
                                                                                         ------------

PHARMACEUTICALS 1.80%
Amgen, Inc.                                     Zero Coupon      3/1/2032          500        370,000
Amylin Pharmaceuticals, Inc.+                          2.50%    4/15/2011          220        214,500
Teva Pharmaceutical Finance II, LLC (a)                0.50%     2/1/2024          325        337,187
Teva Pharmaceutical Finance B.V.(a)                   0.375%   11/15/2022          190        303,525
Watson Pharmaceutical, Inc.                            1.75%    3/15/2023          850        806,438
                                                                                         ------------
TOTAL                                                                                       2,031,650
                                                                                         ------------

SOFTWARE/SERVICES 1.85%
DST Systems, Inc.                                     4.125%    8/15/2023          500        627,500
EMC Corp.                                              4.50%     4/1/2007          750        825,938
Mentor Graphics Corp.                                 6.875%    6/15/2007          600        634,500
                                                                                         ------------
TOTAL                                                                                       2,087,938
                                                                                         ------------

SUPPORT-SERVICES 0.28%
Kroll, Inc.+                                           1.75%    1/15/2014          300        318,000
                                                                                         ------------

TELECOM - WIRELESS 0.30%
Nextel Communications, Inc.                            5.25%    1/15/2010          350        342,125
                                                                                         ------------

TELECOMMUNICATIONS EQUIPMENT 0.71%
LSI Logic Corp.                                        4.00%    5/15/2010          800        804,000
                                                                                         ------------
TOTAL CONVERTIBLE BONDS (COST $19,392,832)                                                 20,245,631
                                                                                         ============

                                                                                SHARES
                                                                                 (000)
                                                                                ------
CONVERTIBLE PREFERRED STOCKS 3.72%

BEVERAGE 0.35%
Constellation Brands, Inc.                             5.75%                        12        395,160
                                                                                         ------------

ELECTRIC-INTEGRATED 0.24%
Dominion Resources, Inc.                               9.50%                         5        272,000
                                                                                         ------------

ENERGY - EXPLORATION & PRODUCTION 0.51%
Chesapeake Energy Corp.                                6.00%                         8        582,188
                                                                                         ------------

FOOD & DRUG RETAILERS 0.37%
Albertson's, Inc.                                      7.25%                        15        415,350
                                                                                         ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                   INTEREST                    SHARES
INVESTMENTS                                            RATE                     (000)           VALUE
-----------------------------------------------------------------------------------------------------
FORESTRY/PAPER 0.21%
Temple-Inland, Inc.                                    7.50%                        4    $    235,280
                                                                                         ------------

HEALTH SERVICES 0.45%
Anthem, Inc.                                           6.00%                        2         195,149
Omnicare, Inc.                                         4.00%                        5         310,150
                                                                                         ------------
TOTAL                                                                                         505,299
                                                                                         ------------

INVESTMENTS & MISC FINANCIAL SERVICES 0.12%
Doral Financial Corp.                                  4.75%                       --(c)      132,031
                                                                                         ------------

MEDIA - BROADCAST 0.46%
Sinclair Broadcast Group, Inc.                         6.00%                       12         519,000
                                                                                         ------------

MULTI-LINE INSURANCE 0.56%
Prudential Financial, Inc.                             6.75%                        7         489,510
XL Capital Ltd.(a)                                     6.50%                        6         152,340
                                                                                         ------------
TOTAL                                                                                         641,850
                                                                                         ------------

PRINTING & PUBLISHING 0.36%
Interpublic Group of Cos                              5.375%                        8         408,240
                                                                                         ------------

TELECOMMUNICATIONS EQUIPMENT 0.09%
Motorola, Inc.                                         7.00%                        2          98,760
                                                                                         ------------
TOTAL CONVERTIBLE PREFERRED STOCKS (COST $3,691,111)                                        4,205,158
                                                                                         ============

                                                                             PRINCIPAL
                                                                 MATURITY       AMOUNT
                                                                     DATE        (000)
                                                               -----------------------
GOVERNMENT SPONSORED ENTERPRISES
BONDS 1.13%
Federal Home Loan Mortgage Corp.                       3.50%    9/15/2007   $      500        498,952
Federal Home Loan Mortgage Corp.                       5.50%    7/15/2006          750        785,239
                                                                                         ------------
TOTAL GOVERNMENT SPONSORED ENTERPRISES
 BONDS (COST $1,292,839)                                                                    1,284,191
                                                                                         ============

GOVERNMENT SPONSORED ENTERPRISES
PASS-THROUGHS 2.66%
Federal National Mortgage Assoc                        5.50%     7/1/2033        1,154      1,151,833
Federal National Mortgage Assoc                        6.00%     5/1/2032          258        264,276
Federal National Mortgage Assoc                        6.00%     5/1/2033        1,563      1,599,395
                                                                                         ------------
TOTAL GOVERNMENT SPONSORED ENTERPRISES
 PASS-THROUGHS (COST $3,065,219)                                                            3,015,504
                                                                                         ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                             PRINCIPAL
                                                   INTEREST      MATURITY       AMOUNT
INVESTMENTS                                            RATE          DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
HIGH YIELD CORPORATE BONDS 70.27%

AEROSPACE/DEFENSE 2.10%
Armor Holdings, Inc.                                   8.25%    8/15/2013   $      315   $    338,625
DRS Technologies, Inc.                                6.875%    11/1/2013          400        392,000
Esterline Techologies Corp.                            7.75%    6/15/2013          350        362,250
L-3 Comm. Holdings Corp.                              7.625%    6/15/2012          150        159,000
Raytheon Co.                                           4.85%    1/15/2011        1,000        993,876
Titan Corp.+                                           8.00%    5/15/2011          130        131,950
                                                                                         ------------
TOTAL                                                                                       2,377,701
                                                                                         ------------

AIRLINES 0.32%
American Airlines                                     8.608%     4/1/2011          225        204,762
Delta Airlines                                        7.711%    9/18/2011          250        161,598
                                                                                         ------------
TOTAL                                                                                         366,360
                                                                                         ------------

APPAREL/TEXTILES 0.62%
Invista+(a)                                            9.25%     5/1/2012          450        454,500
Tommy Hilfiger USA, Inc.                               6.85%     6/1/2008          250        251,562
                                                                                         ------------
TOTAL                                                                                         706,062
                                                                                         ------------

AUTO LOANS 0.28%
Ford Motor Credit Corp.                                7.25%   10/25/2011          300        313,730
                                                                                         ------------

AUTO PARTS & EQUIPMENT 2.20%
Arvin Meritor, Inc.                                    8.75%     3/1/2012          250        272,500
Cummins, Inc.                                          9.50%    12/1/2010          450        511,875
Dana Corp.                                           10.125%    3/15/2010          250        284,375
Delco Remy Int'l., Inc.                               11.00%     5/1/2009          350        371,000
Dura Operating Corp.                                   9.00%     5/1/2009          250        246,250
Eagle-Picher, Inc.                                     9.75%     9/1/2013          275        297,000
Goodyear Tire & Rubber Co.                            7.857%    8/15/2011          150        137,625
Tenneco Automotive, Inc.                              10.25%    7/15/2013          150        170,250
TRW Automotive, Inc.                                  9.375%    2/15/2013          178        201,585
                                                                                         ------------
TOTAL                                                                                       2,492,460
                                                                                         ------------

AUTOMOTIVE 0.27%
General Motors Corp.                                  7.125%    7/15/2013          300        308,625
                                                                                         ------------

BEVERAGE 0.37%
Le-Natures, Inc.+                                     10.00%    6/15/2013          400        416,000
                                                                                         ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                             PRINCIPAL
                                                   INTEREST      MATURITY       AMOUNT
INVESTMENTS                                            RATE          DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
BUILDING & CONSTRUCTION 1.13%
Beazer Homes USA, Inc.                                 6.50%   11/15/2013   $      200   $    190,000
Beazer Homes USA, Inc.                                8.375%    4/15/2012          150        159,000
D. R. Horton, Inc.                                    6.875%     5/1/2013          250        256,250
Lennar Corp.                                          7.625%     3/1/2009          150        166,257
Schuler Homes, Inc.                                   9.375%    7/15/2009          150        165,375
Shaw Group, Inc.                                      10.75%    3/15/2010          125        123,125
William Lyon Homes                                    10.75%     4/1/2013          200        222,000
                                                                                         ------------
TOTAL                                                                                       1,282,007
                                                                                         ------------

BUILDING MATERIALS 0.45%
American Standard Cos., Inc.                          7.625%    2/15/2010           75         82,875
Jacuzzi Brands, Inc.                                  9.625%     7/1/2010          400        430,000
                                                                                         ------------
TOTAL                                                                                         512,875
                                                                                         ------------

CHEMICALS 3.18%
Airgas, Inc.                                           6.25%    7/15/2014          200        192,500
Airgas, Inc.                                           7.75%    9/15/2006           75         79,875
Airgas, Inc.                                          9.125%    10/1/2011          100        113,250
Hercules, Inc.+                                        6.75%   10/15/2029          600        579,000
Huntsman Int'l. Holdings                        Zero Coupon    12/31/2009           40         19,800
IMC Global, Inc.                                      11.25%     6/1/2011          250        289,375
Kraton Polymers LLC+                                  8.125%    1/15/2014          500        507,500
Lyondell Chemical Co.                                 9.625%     5/1/2007          150        157,500
Nalco Co.+                                            8.875%   11/15/2013          400        421,000
Nova Chemicals(a)                                      6.50%    1/15/2012          175        173,250
Rhodia SA+(a)                                         8.875%     6/1/2011          615        522,750
Terra Capital, Inc.                                   11.50%     6/1/2010          300        330,000
United Industries Corp.                               9.875%     4/1/2009          200        209,000
                                                                                         ------------
TOTAL                                                                                       3,594,800
                                                                                         ------------

CONSUMER-PRODUCTS 1.10%
Elizabeth Arden, Inc.                                  7.75%    1/15/2014          345        352,762
Int'l. Flavors & Frag., Inc.                           6.45%    5/15/2006          100        105,700
Rayovac Corp.                                          8.50%    10/1/2013          740        780,700
                                                                                         ------------
TOTAL                                                                                       1,239,162
                                                                                         ------------

DIVERSIFIED CAPITAL GOODS 0.88%
Blount, Inc.                                          13.00%     8/1/2009          226        243,232
JB Poindexter & Co.+                                   8.75%    3/15/2014          230        234,600

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                             PRINCIPAL
                                                   INTEREST      MATURITY       AMOUNT
INVESTMENTS                                            RATE          DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
Sensus Metering Systems, Inc.+                        8.625%   12/15/2013   $      300   $    289,500
Trinity Industries, Inc.+                              6.50%    3/15/2014          250        230,000
                                                                                         ------------
TOTAL                                                                                         997,332
                                                                                         ------------

ELECTRIC-GENERATION 3.27%
AES Corp.                                              7.75%     3/1/2014           75         72,469
AES Corp.+                                             8.75%    5/15/2013          500        538,125
Calpine Corp.+                                         8.50%    7/15/2010          750        624,375
Dynegy, Inc.+                                         9.875%    7/15/2010          600        648,000
Midwest Generation LLC+                                8.75%     5/1/2034          400        406,000
NRG Energy, Inc.+                                      8.00%   12/15/2013          850        862,750
Reliant Resources, Inc.                                9.50%    7/15/2013          500        541,250
                                                                                         ------------
TOTAL                                                                                       3,692,969
                                                                                         ------------

ELECTRIC-INTEGRATED 2.49%
Duke Energy Corp.                                     5.375%     1/1/2009          750        770,135
Mission Energy                                        13.50%    7/15/2008          200        224,750
PG&E Corp.                                             4.80%     3/1/2014          500        474,668
TECO Energy, Inc.                                      7.50%    6/15/2010          550        558,250
Virginia Electric & Power Co.                          4.50%   12/15/2010          800        782,785
                                                                                         ------------
TOTAL                                                                                       2,810,588
                                                                                         ------------

ELECTRONICS 1.13%
Amkor Technology, Inc.+                               7.125%    3/15/2011          215        202,637
Communications & Power Ind                             8.00%     2/1/2012          500        502,500
Corning Glass                                          7.00%    3/15/2007          275        276,375
Corning, Inc.                                          5.90%    3/15/2014           70         65,800
Sanmina Corp.                                        10.375%    1/15/2010          200        230,000
                                                                                         ------------
TOTAL                                                                                       1,277,312
                                                                                         ------------

ENERGY - EXPLORATION & PRODUCTION 2.64%
Chesapeake Energy Corp.+                               7.50%    6/15/2014          500        517,500
El Paso Production                                     7.75%     6/1/2013          695        641,138
EXCO Resources, Inc.                                   7.25%    1/15/2011          750        765,000
Forest Oil Corp.                                       7.75%     5/1/2014           25         25,625
Houston Exploration Co.                                7.00%    6/15/2013          350        353,500
KCS Energy Services, Inc.+                            7.125%     4/1/2012          160        160,000
Magnum Hunter Resources Corp.                          9.60%    3/15/2012          200        221,000
Range Resources Corp.                                 7.375%    7/15/2013          250        250,000
Range Resources Corp.+                                7.375%    7/15/2013           50         50,000
                                                                                         ------------
TOTAL                                                                                       2,983,763
                                                                                         ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                             PRINCIPAL
                                                   INTEREST      MATURITY       AMOUNT
INVESTMENTS                                            RATE          DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
ENVIRONMENTAL 0.65%
Allied Waste North America, Inc.+                     6.125%    2/15/2014   $      115   $    105,800
Allied Waste North America, Inc.                      7.875%    4/15/2013          600        630,000
                                                                                         ------------
TOTAL                                                                                         735,800
                                                                                         ------------

FOOD & DRUG RETAILERS 1.56%
Ingles Markets, Inc.                                  8.875%    12/1/2011          450        464,625
Rite Aid Corp.                                        8.125%     5/1/2010          750        793,125
Stater Brothers Holdings, Inc.+                       8.125%    6/15/2012          500        504,375
                                                                                         ------------
TOTAL                                                                                       1,762,125
                                                                                         ------------

FOOD - WHOLESALE 2.84%
B&G Foods, Inc.                                       9.625%     8/1/2007          500        511,250
Corn Products Int'l., Inc.                             8.45%    8/15/2009           50         55,625
Del Monte Corp.                                       8.625%   12/15/2012          300        324,750
Dole Food Co.                                         8.875%    3/15/2011          750        796,875
Land O'Lakes, Inc.+                                    9.00%   12/15/2010          360        376,650
Michael Foods, Inc.                                    8.00%   11/15/2013          700        726,250
Pinnacle Foods+                                        8.25%    12/1/2013          435        421,950
                                                                                         ------------
TOTAL                                                                                       3,213,350
                                                                                         ------------

FORESTRY/PAPER 2.32%
Abitibi-Consolidated, Inc.(a)                          8.55%     8/1/2010          200        211,886
Bowater, Inc.                                          6.50%    6/15/2013          250        236,442
Buckeye Technologies, Inc.                             8.00%   10/15/2010          575        530,438
Georgia-Pacific Corp.                                  8.25%     3/1/2023          500        516,250
Jefferson Smurfit Corp.                                8.25%    10/1/2012          250        261,250
JSG Funding plc(a)                                    9.625%    10/1/2012          200        220,000
Longview Fibre Co.                                    10.00%    1/15/2009          150        162,750
Norske Skog Canada Ltd.(a)                            7.375%     3/1/2014          100         97,250
Stone Container Corp.                                 8.375%     7/1/2012           50         52,500
Tembec Industries, Inc.(a)                             7.75%    3/15/2012          350        339,500
                                                                                         ------------
TOTAL                                                                                       2,628,266
                                                                                         ------------

GAMING 4.05%
Boyd Gaming Corp.                                      8.75%    4/15/2012          350        374,500
Hard Rock Hotel                                       8.875%     6/1/2013          500        507,500
Isle of Capri Casinos, Inc.+                           7.00%     3/1/2014          450        419,625
Isle of Capri Casinos, Inc.                            9.00%    3/15/2012          400        433,000
Mandalay Resorts Group                                9.375%    2/15/2010          200        219,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                             PRINCIPAL
                                                   INTEREST      MATURITY       AMOUNT
INVESTMENTS                                            RATE          DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming                                 6.375%    7/15/2009   $      475   $    478,563
Park Place Entertainment Corp.                         7.50%     9/1/2009          120        126,900
Penn National Gaming, Inc.+                           6.875%    12/1/2011          300        295,875
Premier Entertainment Biloxi +                        10.75%     2/1/2012           25         26,375
River Rock Entertainment                               9.75%    11/1/2011          675        739,125
Seneca Gaming Corp.+                                   7.25%     5/1/2012          200        200,750
Station Casinos, Inc.                                  6.50%     2/1/2014          350        338,625
Turning Stone Casino Resort+                          9.125%   12/15/2010          235        246,750
Venetian Casino Resort LLC                            11.00%    6/15/2010          150        174,000
                                                                                         ------------
TOTAL                                                                                       4,580,588
                                                                                         ------------

GAS DISTRIBUTION 2.28%
Ferrellgas Partners, L.P.+                             6.75%     5/1/2014          300        291,000
Ferrellgas Partners, L.P.                              8.75%    6/15/2012          125        134,062
Northwest Pipeline Corp.                              8.125%     3/1/2010          150        162,375
Sonat, Inc.                                           7.625%    7/15/2011          250        224,375
Suburban Propane Partners, L.P.                       6.875%   12/15/2013          705        685,177
The Williams Co., Inc.                                7.875%     9/1/2021          900        870,750
The Williams Co., Inc.                                8.625%     6/1/2010          190        209,950
                                                                                         ------------
TOTAL                                                                                       2,577,689
                                                                                         ------------

HEALTH SERVICES 3.40%
Ameripath, Inc.                                       10.50%     4/1/2013          550        558,250
Beverly Enterprises, Inc.+                            7.875%    6/15/2014          350        346,063
Fisher Scientific Int'l., Inc.                         8.00%     9/1/2013          255        274,125
Hanger Orthopedic Group, Inc.                        10.375%    2/15/2009           50         51,375
Medex, Inc.                                           8.875%    5/15/2013          680        720,800
National Nephrology Assoc.+                            9.00%    11/1/2011          185        212,750
PacifiCare Health System, Inc.                        10.75%     6/1/2009          156        178,620
Perkinelmer, Inc.                                     8.875%    1/15/2013          280        307,300
Senior Housing Trust                                  7.875%    4/15/2015          200        205,494
Tenet Healthcare Corp.                                7.375%     2/1/2013          500        455,000
Triad Hospitals, Inc.                                  7.00%   11/15/2013          150        143,250
UnitedHealth Group, Inc.                              4.875%     4/1/2013          400        391,071
                                                                                         ------------
TOTAL                                                                                       3,844,098
                                                                                         ------------

HOTELS 0.88%
Hilton Hotels Corp.                                    8.25%    2/15/2011          350        391,125
HMH Properties, Inc.                                  7.875%     8/1/2008          267        275,010

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                                              PRINCIPAL
                                                        INTEREST                  MATURITY       AMOUNT
INVESTMENTS                                                 RATE                      DATE        (000)          VALUE
----------------------------------------------------------------------------------------------------------------------
Host Marriott L.P.                                          9.25%                10/1/2007   $      300   $    332,250
                                                                                                          ------------
TOTAL                                                                                                          998,385
                                                                                                          ------------

HOUSEHOLD & LEISURE PRODUCTS 0.34%
Fedders North America, Inc.+                               9.875%                 3/1/2014          275        253,000
Remington Arms Co.                                         10.50%                 2/1/2011          135        131,625
                                                                                                          ------------
TOTAL                                                                                                          384,625
                                                                                                          ------------

LEISURE 0.96%
Gaylord Entertainment Co.                                   8.00%               11/15/2013          885        901,594
K2, Inc.+(b)                                               7.375%                 7/1/2014           25         25,562
Six Flags, Inc.                                             9.50%                 2/1/2009          150        154,875
                                                                                                          ------------
TOTAL                                                                                                        1,082,031
                                                                                                          ------------

MACHINERY 0.96%
Agco Corp.                                                  9.50%                 5/1/2008          125        136,875
Case New Holland, Inc.+                                     9.25%                 8/1/2011          500        527,500
Manitowoc Co., Inc.                                        7.125%                11/1/2013          350        351,750
Westinghouse Air Brake Co.                                 6.875%                7/31/2013           75         74,625
                                                                                                          ------------
TOTAL                                                                                                        1,090,750
                                                                                                          ------------

MEDIA - BROADCAST 2.22%
Allbritton Communications Co.                               7.75%               12/15/2012          750        742,500
Clear Channel Communications, Inc.                         4.625%                1/15/2008          825        834,374
Paxson Communications Co.                                  10.75%                7/15/2008          600        612,000
Sinclair Broadcast Group, Inc.                              8.75%               12/15/2011          200        215,000
TV Azteca, S.A. de C.V.(a)                                 10.50%                2/15/2007          100        102,500
                                                                                                          ------------
TOTAL                                                                                                        2,506,374
                                                                                                          ------------

MEDIA - CABLE 3.72%
Charter Communications Hldgs                               10.00%                 4/1/2009          500        420,000
Comcast Corp.                                               5.85%                1/15/2010          250        261,174
CSC Holdings, Inc.+                                         6.75%                4/15/2012          125        120,625
CSC Holdings, Inc.                                         8.125%                8/15/2009          600        627,000
Direct TV Holdings                                         8.375%                3/15/2013          350        388,938
Echostar DBS Corp.                                         6.375%                10/1/2011          210        207,900
Echostar DBS Corp.                                         9.125%                1/15/2009          149        164,086
Insight Communications Co., Inc.**                  0.00%/12.25%          2/15/2006 & 2011        1,000        905,000
Mediacom Communications Corp.                               8.50%                4/15/2008          675        681,750
Mediacom Communications Corp.                               9.50%                1/15/2013          450        436,500
                                                                                                          ------------
TOTAL                                                                                                        4,212,973
                                                                                                          ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                                              PRINCIPAL
                                                        INTEREST                  MATURITY       AMOUNT
INVESTMENTS                                                 RATE                      DATE        (000)          VALUE
----------------------------------------------------------------------------------------------------------------------
MEDIA - DIVERSIFIED 0.40%
Block Communications, Inc.                                  9.25%          4/15/2009          $      150   $   158,250
Emmis Operating Co.+                                       6.875%          5/15/2012                 300       295,500
                                                                                                          ------------
TOTAL                                                                                                          453,750
                                                                                                          ------------

MEDIA - SERVICES 0.43%
Warner Music Group+                                        7.375%          4/15/2014                 500       485,000
                                                                                                          ------------

METALS/MINING EXCLUDING STEEL 0.28%
Century Aluminum Co.                                       11.75%          4/15/2008                 100       112,000
Peabody Energy Corp.                                       6.875%          3/15/2013                 200       203,500
                                                                                                          ------------
TOTAL                                                                                                          315,500
                                                                                                          ------------

NON-ELECTRIC UTILITIES 1.21%
Semco Energy, Inc.                                         7.125%          5/15/2008               1,325     1,364,750
                                                                                                          ------------

NON-FOOD & DRUG RETAILERS 1.54%
Cole National Group                                        8.875%          5/15/2012                 250       268,125
Couche-Tard(a)                                              7.50%         12/15/2013                 350       351,750
J Crew Intermediate LLC**                            0.00%/16.00%   11/15/2005 & 5/15/2008            50        43,500
J.C. Penney Co., Inc.                                      6.875%         10/15/2015                 100       103,125
J.C. Penney Co., Inc.                                       7.95%           4/1/2017                 200       223,250
J.C. Penney Co., Inc.                                       8.00%           3/1/2010                 250       280,625
Saks, Inc.                                                 9.875%          10/1/2011                 400       467,000
                                                                                                          ------------
TOTAL                                                                                                        1,737,375
                                                                                                          ------------

OIL FIELD EQUIPMENT & SERVICES 0.86%
Hanover Compressor Co.                                     8.625%         12/15/2010                 275       286,000
Hanover Compressor Co.                                      9.00%           6/1/2014                 150       156,375
Key Energy Services, Inc.                                  6.375%           5/1/2013                 500       475,000
Pride Int'l., Inc.+(b)                                     7.375%          7/15/2014                  50        50,750
                                                                                                          ------------
TOTAL                                                                                                          968,125
                                                                                                          ------------

PACKAGING 3.51%
AEP Industries, Inc.                                       9.875%         11/15/2007                 250       257,500
Anchor Glass Container Corp.                               11.00%          2/15/2013                 400       459,500
BWAY Corp.                                                 10.00%         10/15/2010                 550       580,250
Constar Int'l., Inc.                                       11.00%          12/1/2012                 115       108,100
Crown Cork & Seal, Inc.                                    7.375%         12/15/2026               1,000       835,000
Graham Packaging Co., Inc.                                 10.75%          1/15/2009                 200       206,750

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                                              PRINCIPAL
                                                        INTEREST                  MATURITY       AMOUNT
INVESTMENTS                                                 RATE                      DATE        (000)          VALUE
----------------------------------------------------------------------------------------------------------------------
Owens-Brockway Glass Co.                                    7.75%                5/15/2011   $      400   $    418,000
Owens-Brockway Glass Co.                                   8.875%                2/15/2009          500        542,500
Solo Cup Co.+                                               8.50%                2/15/2014          300        280,500
Tekni-Plex, Inc.+                                           8.75%               11/15/2013          300        288,000
                                                                                                          ------------
TOTAL                                                                                                        3,976,100
                                                                                                          ------------

PHARMACEUTICALS 1.08%
Alpharma, Inc.+                                            8.625%                 5/1/2011          750        780,000
Biovail Corp.(a)                                           7.875%                 4/1/2010          450        446,625
                                                                                                          ------------
TOTAL                                                                                                        1,226,625
                                                                                                          ------------

PRINTING & PUBLISHING 2.73%
American Color Graphics                                    10.00%                6/15/2010          225        201,938
American Media, Inc.                                       10.25%                 5/1/2009          150        156,375
Dex Media West                                             9.875%                8/15/2013          500        551,250
Dex Media, Inc.**+                                   0.00%/9.00%         11/15/2008 & 2013        1,000        650,000
Dex Media, Inc.+                                            8.00%               11/15/2013          400        386,000
Houghton Mifflin Co.                                        8.25%                 2/1/2011          750        753,750
Primedia, Inc.                                             8.875%                5/15/2011          395        393,025
                                                                                                          ------------
TOTAL                                                                                                        3,092,338
                                                                                                          ------------

RESTAURANTS 0.88%
Domino's, Inc.                                              8.25%                 7/1/2011           75         79,875
Friendly Ice Cream Corp.+                                  8.375%                6/15/2012          400        390,000
O'Charleys, Inc.                                            9.00%                11/1/2013          500        520,000
                                                                                                          ------------
TOTAL                                                                                                          989,875
                                                                                                          ------------

STEEL PRODUCERS/PRODUCTS 0.21%
International Steel Group+                                  6.50%                4/15/2014          250        235,625
                                                                                                          ------------

SUPPORT-SERVICES 1.55%
Iron Mountain, Inc.                                         7.75%                1/15/2015        1,000        997,500
Iron Mountain, Inc.                                        8.625%                 4/1/2013          500        532,500
Johnsondiversey, Inc.                                      9.625%                5/15/2012          200        219,000
                                                                                                          ------------
TOTAL                                                                                                        1,749,000
                                                                                                          ------------

TELECOM - FIXED LINE 0.31%
Level 3 Financing, Inc.+                                   10.75%               10/15/2011          400        355,000
                                                                                                          ------------

TELECOM - INTEGRATED/SERVICES 2.34%
Cincinnati Bell, Inc.                                      8.375%                1/15/2014          500        447,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                             PRINCIPAL
                                                   INTEREST      MATURITY       AMOUNT
INVESTMENTS                                            RATE          DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
Eircom Funding(a)                                      8.25%    8/15/2013   $       50   $     52,250
MCI, Inc.                                             5.908%     5/1/2007          277        269,511
MCI, Inc.                                             6.688%     5/1/2009          277        257,040
MCI, Inc.                                             7.735%     5/1/2014          238        213,194
Qwest Capital Funding                                  7.90%    8/15/2010        1,125      1,001,250
Qwest Services Corp.+                                 14.00%   12/15/2010          350        408,625
                                                                                         ------------
TOTAL                                                                                       2,649,370
                                                                                         ------------

TELECOM - WIRELESS 2.69%
Airgate PCS, Inc.+                                    9.375%     9/1/2009          300        296,250
Centennial Cell Communications                       10.125%    6/15/2013          750        778,125
Dobson Communications Corp.                           8.875%    10/1/2013          500        382,500
Nextel Communications, Inc.                           7.375%     8/1/2015          400        406,000
Nextel Partners, Inc.                                 8.125%     7/1/2011          500        512,500
Rural Cellular Corp.                                  9.875%     2/1/2010          460        458,850
Western Wireless Corp.                                 9.25%    7/15/2013          200        207,000
                                                                                         ------------
TOTAL                                                                                       3,041,225
                                                                                         ------------

THEATERS & ENTERTAINMENT 0.75%
AMC Entertainment, Inc.+                               8.00%     3/1/2014          500        480,000
Carmike Cinemas, Inc. Class A+                         7.50%    2/15/2014          160        153,600
Cinemark USA, Inc.                                     9.00%     2/1/2013          200        219,250
                                                                                         ------------
TOTAL                                                                                         852,850
                                                                                         ------------

TRANSPORTATION EXCLUDING AIR/RAIL 0.89%
CHC Helicopter+(a)                                    7.375%     5/1/2014           80         79,000
Great Lakes Dredge & Dock Co.                          7.75%   12/15/2013          300        255,000
Horizon Lines LLC+(b)                                  9.00%    11/1/2012           60         60,000
Offshore Logistics, Inc.                              6.125%    6/15/2013          500        477,500
Stena AB(a)                                            7.50%    11/1/2013          140        139,125
                                                                                         ------------
TOTAL                                                                                       1,010,625
                                                                                         ------------
TOTAL HIGH YIELD CORPORATE BONDS (COST $78,971,407)                                        79,491,933
                                                                                         ============
TOTAL LONG-TERM INVESTMENTS (COST $106,858,116)                                           108,735,315
                                                                                         ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
JUNE 30, 2004

                                                                             PRINCIPAL
                                                   INTEREST      MATURITY       AMOUNT
INVESTMENTS                                            RATE          DATE        (000)          VALUE
-----------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 2.99%

AGENCY 1.45%
Federal Home Loan Bank                                 1.20%     7/1/2004   $    1,641  $   1,641,000
                                                                                        -------------

REPURCHASE AGREEMENT 1.54%
Repurchase Agreement dated 6/30/2004,
1.35% due 7/1/2004 with State Street
Bank & Trust Co. collateralized by
$1,790,000 of Federal Home Loan
Mortgage Corp. at 2.375% due 4/15/2006;
value: $1,780,117; proceeds: $1,740,540                                          1,740      1,740,475
                                                                                        -------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,381,475)                                              3,381,475
                                                                                        =============
TOTAL INVESTMENTS 99.11% (COST $110,239,591)                                            $ 112,116,790
                                                                                        =============

   ** Deferred-Interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
    + Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.
    # Variable rate security. The interest rate represents the rate at June 30, 2004.
   (a) Foreign security traded in U.S. dollars.
   (b) Security purchased on a when-issued basis.
   (c) Amount represents less than 1,000 shares.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2004

ASSETS:
   Investment in securities, at value (cost $110,239,591)                            $  112,116,790
   Cash                                                                                     210,214
   Receivables:
     Interest and dividends                                                               1,729,921
     Investment securities sold                                                             101,987
     Capital shares sold                                                                     57,616
     From advisor                                                                            65,257
   Prepaid expenses                                                                             258
---------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                         114,282,043
---------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                                        913,088
     Capital shares reacquired                                                               73,507
     Management fee                                                                          45,366
     Fund administration                                                                      3,661
     Directors' fees                                                                          6,679
   Accrued expenses and other liabilities                                                   121,527
---------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                      1,163,828
===================================================================================================
NET ASSETS                                                                           $  113,118,215
===================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                      $  107,598,417
Undistributed net investment income                                                       2,847,742
Accumulated net realized gain on investments                                                794,857
Net unrealized appreciation on investments                                                1,877,199
---------------------------------------------------------------------------------------------------
NET ASSETS                                                                           $  113,118,215
===================================================================================================
OUTSTANDING SHARES (50 MILLION SHARES OF COMMON STOCK AUTHORIZED, $.001 PAR VALUE)        9,496,132
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES)                                         $        11.91
===================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2004

INVESTMENT INCOME:
Dividends                                                                            $       94,139
Interest                                                                                  3,236,130
Foreign withholding tax                                                                        (297)
---------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                   3,329,972
---------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                              265,986
Shareholder servicing                                                                       183,750
Professional                                                                                 11,567
Reports to shareholders                                                                      16,500
Fund administration                                                                          21,279
Custody                                                                                       8,504
Directors' fees                                                                               4,200
Other                                                                                        32,926
---------------------------------------------------------------------------------------------------
Gross expenses                                                                              544,712
   Expense reductions                                                                          (454)
   Expenses assumed by advisor                                                              (65,257)
---------------------------------------------------------------------------------------------------
NET EXPENSES                                                                                479,001
---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                     2,850,971
===================================================================================================
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments                                                          1,155,372
Net change in unrealized appreciation/depreciation on investments                        (4,135,198)
===================================================================================================
NET REALIZED AND UNREALIZED LOSS                                                         (2,979,826)
===================================================================================================
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $     (128,855)
===================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         FOR THE SIX MONTHS
                                                                        ENDED JUNE 30, 2004  FOR THE YEAR ENDED
INCREASE IN NET ASSETS                                                          (UNAUDITED)   DECEMBER 31, 2003
OPERATIONS:
Net investment income                                                        $    2,850,971      $    3,369,688
Net realized gain on investments                                                  1,155,372             664,779
Net change in unrealized appreciation/depreciation on investments                (4,135,198)          5,644,255
---------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                    (128,855)          9,678,722
===============================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                                     -          (3,602,890)
Net realized gain                                                                         -            (782,614)
---------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                                       -          (4,385,504)
===============================================================================================================
CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares                                                    31,084,175          82,995,559
Reinvestment of distributions                                                             -           4,385,504
Cost of shares reacquired                                                       (14,022,007)        (20,252,636)
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS                                                17,062,168          67,128,427
===============================================================================================================
NET INCREASE IN NET ASSETS                                                       16,933,313          72,421,645
===============================================================================================================
NET ASSETS:
Beginning of period                                                              96,184,902          23,763,257
---------------------------------------------------------------------------------------------------------------
END OF PERIOD                                                                $  113,118,215      $   96,184,902
===============================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME             $    2,847,742      $       (3,229)
===============================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                            SIX MONTHS
                                              ENDED                YEAR ENDED 12/31        12/3/2001(c)
                                             6/30/2004       ---------------------------        TO
                                            (UNAUDITED)          2003           2002        12/31/2001
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD       $      11.90      $      10.58   $      10.03   $      10.00
                                           ============      ============   ============   ============
Investment operations
  Net investment income(a)                          .32               .67            .57            .03
  Net realized and unrealized gain (loss)          (.31)             1.23            .23              -(e)
                                           ------------      ------------   ------------   ------------
    Total from investment operations                .01              1.90            .80            .03
                                           ------------      ------------   ------------   ------------
Distributions to shareholders from:
  Net investment income                               -              (.48)          (.22)             -
  Net realized gain                                   -              (.10)          (.03)             -
                                           ------------      ------------   ------------   ------------
    Total distributions                               -              (.58)          (.25)             -
                                           ------------      ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD             $      11.91      $      11.90   $      10.58   $      10.03
                                           ============      ============   ============   ============

Total Return(b)                                     .08%(d)         18.01%          7.92%           .30%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions            .45%(d)           .90%           .85%           .07%(d)
  Expenses, excluding expense reductions            .51%(d)           .99%          1.62%           .33%(d)
  Net investment income                            2.66%(d)          5.78%          5.39%           .34%(d)

                                            SIX MONTHS
                                               ENDED               YEAR ENDED 12/31        12/3/2001(c)
                                             6/30/2004       ---------------------------        TO
SUPPLEMENTAL DATA:                          (UNAUDITED)          2003           2002        12/31/2001
=======================================================================================================
  Net assets, end of period (000)          $    113,118      $     96,185   $     23,763   $      1,003

  Portfolio turnover rate                         17.52%            44.40%        105.79%         21.07%
=======================================================================================================

(a)  Calculated using average shares outstanding during the period.
(b)  Total assumes the reinvestment of all distributions.
(c)  Commencement of operations.
(d)  Not annualized.
(e)  Amount is less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of seven separate portfolios. This report covers Bond-Debenture Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund offers Variable Contract class shares ("Class VC Shares") which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sales price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sales price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual portfolio are allocated among the portfolios within the Company on a pro rata basis.

(f) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Company. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amout at least equal to 102% of the market value of the domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(g) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. government sponsored enterprises securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(h) WHEN-ISSUED OR FORWARD TRANSACTIONS-The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund's custodian in order to pay for the commitment. There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date which could result in depreciation of the value of fixed income when-issued securities. At the time the Fund makes commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on the Fund's average daily net assets at an annual rate of .50%.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the fiscal year ending December 31, 2004, Lord Abbett has contractually agreed to limit the Fund's other expenses (excluding management fee) to an annual rate of .40% of average daily net assets.

The Company, on behalf of the Fund, has entered into service agreements which permit it to make payments under certain circumstances to insurance companies at an annual rate ranging from .15% to .35% of the Fund's average daily net asset value of shares attributable to the insurance companies' variable annuity contract owners. For the six months ended June 30, 2004, the Fund incurred expenses of $175,000 for such servicing payments, which have been included in shareholder servicing expense on the Statement of Operations. One Director and certain of the Company's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS & CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the six months ended June 30, 2004 and the fiscal year ended December 31, 2003 are as follows:

                                     SIX MONTHS ENDED   YEAR ENDED
                                6/30/2004 (UNAUDITED)   12/31/2003
------------------------------------------------------------------
Distributions paid from:
Ordinary income                                  $  -  $ 4,279,007
Net long-term capital gains                         -      106,497
------------------------------------------------------------------
   Total distributions paid                      $  -  $ 4,385,504
==================================================================

As of June 30, 2004, the Fund's aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                          $ 110,551,789
-----------------------------------------------
Gross unrealized gain                 3,946,962
Gross unrealized loss                (2,381,961)
-----------------------------------------------
   Net unrealized security gain   $    1,565,001
===============================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales, and other temporary tax adjustments.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) for the six months ended June 30, 2004 are as follows:

U.S. GOVERNMENT     NON-U.S. GOVERNMENT   U.S. GOVERNMENT   NON-U.S. GOVERNMENT
     PURCHASES*               PURCHASES             SALES                 SALES
-------------------------------------------------------------------------------
   $  4,141,250           $  35,577,327      $  2,070,625         $  15,775,444

*Includes U.S. Government sponsored enterprises securities.

As of June 30, 2004, there were no securities on loan and no securities lending activity during the six months ended June 30, 2004.

6.   DIRECTORS' REMUNERATION

The Company's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.   CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodian, accounting and record keeping functions relating to portfolio transactions and calculating the Fund's net asset value.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

9.   INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in fixed income securities. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of fixed income securities are likely to decline; when rates fall, such prices tend to rise. Longer-term securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield bonds (sometimes called "lower-rated debt securities" or "junk bonds") in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield securities are subject to greater price fluctuations, as well as additional risks.

The mortgage-related securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. The prepayment rate will affect the price and volatility of a mortgage-related security. Some of these securities may be those of such government sponsored enterprises as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are guaranteed with respect to the timely payment of interest and principal by the particular government sponsored enterprise involved, not by the U.S. Government.

The Fund may invest up to 20% of its net assets in equity securities which may subject it to the general risks and considerations associated with investing in equity securities. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests.

The Fund may invest up to 20% of its net assets in foreign securities, which may present increased market, liquidity, currency, political, information and other risks. These factors can affect Fund performance.

10.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

                                              SIX MONTHS ENDED
                                                 JUNE 30, 2004         YEAR ENDED
                                                   (UNAUDITED)  DECEMBER 31, 2003
---------------------------------------------------------------------------------
Shares sold                                          2,590,230          7,210,726
Reinvestment of distributions                                -            371,024
Shares reacquired                                   (1,173,650)        (1,747,409)
---------------------------------------------------------------------------------
Increase                                             1,416,580          5,834,341
---------------------------------------------------------------------------------

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities is available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's web site at www.LordAbbett.com, and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Company will be required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Fund's Form N-Q will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129; or on Lord Abbett's website at www.LordAbbett.com. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]


   This report when not used for the general
 information of shareholders of the Fund, is to
 be distributed only if preceded or accompanied
          by a current Fund Prospectus.                Lord Abbett Series Fund, Inc.
                                                               Bond-Debenture Portfolio
 Lord Abbett Mutual Fund shares are distributed by:
             LORD ABBETT DISTRIBUTOR LLC                                                    LASFBD-3-6/04
90 Hudson Street - Jersey City, New Jersey 07302-3973                                              (8/04)

[LORD ABBETT LOGO]

 2004
   SEMI-
  ANNUAL
    REPORT

  LORD ABBETT
     SERIES FUND-
     GROWTH & INCOME PORTFOLIO


FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

--------------------------------------------------------------------------------
LORD ABBETT SERIES FUND-GROWTH AND INCOME PORTFOLIO
SEMI-ANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Fund's strategies and performance for the six-month period ended June 30, 2004. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q. WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A. The U.S. economy continued to strengthen in the first half of 2004, largely due to strong consumer and capital spending. Corporate profits rose, triggered by a rise in industrial production. In January and February, inflation and short-term interest rates continued to remain stable. However, somewhat disappointing employment reports and higher energy prices weighed on consumer sentiment.

     In March and April, the number of jobs increased and unemployment stabilized. The U.S. housing market remained strong and there were improvements in durable goods spending. But, retail sales dropped 0.5% in April after a 2% gain in March. Meanwhile, producer prices moved higher driven by the higher costs of gasoline and food, suggesting an inflationary trend and the possibility of an interest rate increase in the coming months.

     Beginning in April and continuing through June, unemployment stabilized. The Producer Price Index decreased 0.3% in June following a 0.8% rise in May and a 0.7% increase in April. Equity prices were roughly flat in April, May and June as investors responded to uncertainties surrounding future interest-rate hikes, the war in Iraq, the upcoming presidential election and record-high energy prices. However, on June 30, the Federal Reserve Board (the Fed) raised its fed funds rate from 1% to 1.25% and stocks responded positively to the widely expected Fed action. (The fed funds rate is the rate at which banks lend to each other overnight.)

Q. HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

A. Lord Abbett Series Fund-Growth and Income Portfolio returned 3.6%, reflecting performance at the Net Asset Value (NAV) of Class VC shares, with all distributions reinvested, for the six-month period ended June 30, 2004. The Fund's benchmark, the Russell 1000 Value

Index,(1) returned 3.9% in the same period. Standardized Average Annual Total Returns as of June 30, 2004 are 1 Year: 21.23%; 5 Years: 4.08% and 10 Years:
12.32%. This reflects the percentage change in NAV for Class VC shares and includes the reinvestment of all distributions but does not include mortality and expense charges, any administrative policy charges or any deferred sales charges specific to any variable insurance product. Total returns would be significantly lower with the inclusion of variable insurance contract charges.

     PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129.

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. Stock selection combined with an overweight position in materials was the largest detractor to performance relative to the benchmark for the six-month period. Disappointing returns from metals stocks, including gold stocks, hurt performance as metals underperformed, responding to fears of a slowdown in the Chinese economy and the strengthening of the U.S. dollar. Stock selection in utilities also hurt performance.

     Stock selection within the information technology sector was the greatest contributor to the Fund's performance relative to its benchmark for the six-month period. The portfolio's best performing and second largest holding within the sector, a personal computer company, reported strong gains based on their placement of outstanding products in the right market segment. The portfolio's largest information technology holding, a communications technology and electronics company, benefited from a management change and a restructuring.

     The second greatest contributor to performance was an overweight position in energy stocks.

     THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

     THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND, INCLUDING THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES, THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THIS FUND OR ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2004; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuation.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004

                                                                           VALUE
INVESTMENTS                                                  SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS 94.23%

AEROSPACE & DEFENSE 0.19%
Honeywell International,
Inc.                                                         46,895   $    1,718
                                                                      ----------

AIR FREIGHT & COURIERS 0.64%
United Parcel Service,
Inc. Class B                                                 76,000        5,713
                                                                      ----------

AIRLINES 0.35%
AMR Corp.*                                                  161,200        1,952
Delta Air Lines, Inc.*                                      166,330        1,184
                                                                      ----------
TOTAL                                                                      3,136
                                                                      ----------

BEVERAGES 2.02%
Diageo plc ADR                                               63,300        3,466
PepsiCo, Inc.                                               272,000       14,655
                                                                      ----------
TOTAL                                                                     18,121
                                                                      ----------

CHEMICALS 3.69%
E.I. du Pont de
Nemours & Co.                                               186,200        8,271
Monsanto Co.                                                157,889        6,079
Potash Corp. of
Saskatchewan, Inc.(a)                                        50,300        4,874
Praxair, Inc.                                               213,900        8,537
Rohm & Haas Co.                                             129,400        5,380
                                                                      ----------
TOTAL                                                                     33,141
                                                                      ----------

COMMERCIAL BANKS 8.25%
Bank of America Corp.                                       115,569        9,780
Bank of New York Co.,
Inc.                                                        306,300        9,030
Bank One Corp.                                              392,485       20,017
Mellon Financial Corp.                                      377,680       11,077
U.S. Bancorp                                                201,600        5,556
Wachovia Corp.                                              219,100        9,750
Wells Fargo & Co.                                           154,000        8,813
                                                                      ----------
TOTAL                                                                     74,023
                                                                      ----------

COMMERCIAL SERVICES & SUPPLIES 0.89%
Waste Management,
Inc.                                                        260,300        7,978
                                                                      ----------

COMMUNICATIONS EQUIPMENT 3.90%
Corning, Inc.*                                              481,500   $    6,288
Motorola, Inc.                                            1,246,045       22,740
Nortel Networks
Corp.*(a)                                                 1,194,700        5,962
                                                                      ----------
TOTAL                                                                     34,990
                                                                      ----------

COMPUTERS & PERIPHERALS 3.68%
Apple Computer, Inc.*                                       510,800       16,622
EMC Corp.*                                                1,335,000       15,219
International Business
Machines Corp.                                               13,300        1,172
                                                                      ----------
TOTAL                                                                     33,013
                                                                      ----------

DIVERSIFIED FINANCIALS 3.80%
Citigroup, Inc.                                             369,500       17,182
Goldman Sachs Group,
Inc. (The)                                                   43,300        4,077
J.P. Morgan Chase & Co.                                     123,400        4,784
Merrill Lynch & Co.,
Inc.                                                        148,500        8,016
                                                                      ----------
TOTAL                                                                     34,059
                                                                      ----------

DIVERSIFIED TELECOMMUNICATION
SERVICES 3.54%
Qwest Communications
Int'l, Inc.*                                              1,104,300        3,964
SBC Communications,
Inc.                                                        396,910        9,625
Verizon
Communications, Inc.                                        503,500       18,222
                                                                      ----------
TOTAL                                                                     31,811
                                                                      ----------

ELECTRIC UTILITIES 1.94%
FPL Group, Inc.                                              78,205        5,001
PG&E Corp.*                                                  35,400          989
Progress Energy, Inc.                                       156,300        6,885
Public Service Enterprise
Group, Inc.                                                  58,300        2,334
Southern Co.                                                 75,900        2,213
                                                                      ----------
TOTAL                                                                     17,422
                                                                      ----------

               SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                           VALUE
INVESTMENTS                                                  SHARES        (000)
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT 0.83%
Emerson Electric Co.                                        117,300   $    7,455
                                                                      ----------

ELECTRONIC EQUIPMENT &
INSTRUMENTS 1.11%
Agilent Technologies,
Inc.*                                                       103,670        3,035
Solectron Corp.*                                          1,068,461        6,913
                                                                      ----------
TOTAL                                                                      9,948
                                                                      ----------

ENERGY EQUIPMENT & SERVICES 3.17%
Baker Hughes, Inc.                                          327,175       12,318
GlobalSantaFe Corp.                                         152,745        4,048
Schlumberger Ltd.(a)                                        190,670       12,109
                                                                      ----------
TOTAL                                                                     28,475
                                                                      ----------

FOOD & STAPLES RETAILING 1.29%
CVS Corp.                                                   105,500        4,433
Kroger Co.*                                                 391,070        7,118
                                                                      ----------
TOTAL                                                                     11,551
                                                                      ----------

FOOD PRODUCTS 3.44%
Archer-Daniels-
Midland Co.                                                 242,520        4,069
H.J. Heinz Co.                                              127,530        4,999
Kellogg Co.                                                 177,800        7,441
Kraft Foods, Inc.
Class A                                                     454,700       14,405
                                                                      ----------
TOTAL                                                                     30,914
                                                                      ----------

HEALTHCARE EQUIPMENT & SUPPLIES 1.25%
Baxter Int'l., Inc.                                         301,745       10,413
Guidant Corp.                                                13,900          777
                                                                      ----------
TOTAL                                                                     11,190
                                                                      ----------

HEALTHCARE PROVIDERS & SERVICES 2.11%
Cardinal Health, Inc.                                       165,100       11,565
CIGNA Corp.                                                 107,500        7,397
                                                                      ----------
TOTAL                                                                     18,962
                                                                      ----------

HOUSEHOLD DURABLES 0.49%
Newell Rubbermaid,
Inc.                                                        188,200        4,423
                                                                      ----------

HOUSEHOLD PRODUCTS 0.51%
Kimberly Clark Corp.                                         69,805   $    4,599
                                                                      ----------

INDUSTRIAL CONGLOMERATES 3.10%
General Electric Co.                                        371,400       12,033
Tyco Int'l. Ltd.(a)                                         475,900       15,772
                                                                      ----------
TOTAL                                                                     27,805
                                                                      ----------

INSURANCE 3.26%
Allstate Corp.                                               34,460        1,604
American Int'l. Group,
Inc.                                                        258,607       18,433
Hartford Financial
Group, Inc.                                                  63,000        4,331
St. Paul Travelers Cos.,
Inc.                                                        121,486        4,925
                                                                      ----------
TOTAL                                                                     29,293
                                                                      ----------

LEISURE EQUIPMENT & PRODUCTS 0.32%
Eastman Kodak Co.                                           104,890        2,830
                                                                      ----------

MACHINERY 6.38%
Caterpillar, Inc.                                            78,100        6,204
Deere & Co.                                                 357,295       25,061
Eaton Corp.                                                 195,220       12,638
Illinois Tool Works, Inc.                                    91,700        8,793
Parker Hannifin Corp.                                        76,200        4,531
                                                                      ----------
TOTAL                                                                     57,227
                                                                      ----------

MEDIA 7.17%
Clear Channel
Communications, Inc.                                        215,200        7,952
Comcast Corp.*                                              491,500       13,570
Cox Communications,
Inc.*                                                       130,545        3,628
The Walt Disney Co.                                         697,600       17,782
Time Warner, Inc.*                                          109,500        1,925
Tribune Co.                                                 232,405       10,584
Viacom, Inc.                                                250,600        8,951
                                                                      ----------
TOTAL                                                                     64,392
                                                                      ----------

               SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
JUNE 30, 2004

                                                                           VALUE
INVESTMENTS                                                  SHARES        (000)
--------------------------------------------------------------------------------
METALS & MINING 3.10%
Alcoa, Inc.                                                 389,200   $   12,855
Barrick Gold Corp.(a)                                       197,365        3,898
Newmont Mining
Corp.                                                       286,590       11,108
                                                                      ----------
TOTAL                                                                     27,861
                                                                      ----------

MULTI-LINE RETAIL 0.88%
Target Corp.                                                186,420        7,917
                                                                      ----------

OFFICE ELECTRONICS 1.49%
Xerox Corp.*                                                923,300       13,388
                                                                      ----------

OIL & GAS 5.09%
BP plc ADR                                                   34,440        1,845
Exxon Mobil Corp.                                           986,800       43,824
                                                                      ----------
TOTAL                                                                     45,669
                                                                      ----------

PAPER & FOREST PRODUCTS 2.25%
International Paper Co.                                     452,500       20,227
                                                                      ----------

PERSONAL PRODUCTS 0.80%
Gillette Co.                                                169,155        7,172
                                                                      ----------

PHARMACEUTICALS 7.11%
Abbott Laboratories                                         156,410        6,375
Bristol-Myers
Squibb Co.                                                  185,900        4,554
Merck & Co., Inc.                                           220,900       10,493
Novartis AG ADR                                             273,500       12,171
Pfizer, Inc.                                                158,800        5,444
Schering-Plough
Corp.                                                       617,600       11,413
Wyeth                                                       370,840       13,410
                                                                      ----------
TOTAL                                                                     63,860
                                                                      ----------

ROAD & RAIL 2.35%
Canadian National
Railway(a)                                                  148,550        6,475
CSX Corp.                                                   185,700        6,085
Union Pacific Corp.                                         142,700        8,484
                                                                      ----------
TOTAL                                                                     21,044
                                                                      ----------

SEMICONDUCTOR EQUIPMENT &
PRODUCTS 0.56%
Teradyne, Inc.*                                             119,000   $    2,701
Texas Instruments,
Inc.                                                         97,800        2,365
                                                                      ----------
TOTAL                                                                      5,066
                                                                      ----------

SOFTWARE 0.86%
Computer
Associates Int'l.                                           114,600        3,216
Microsoft Corp.                                             158,000        4,512
                                                                      ----------
TOTAL                                                                      7,728
                                                                      ----------

SPECIALTY RETAIL 1.39%
The Gap, Inc.                                               516,200       12,518
                                                                      ----------

TEXTILES & APPAREL 1.03%
NIKE, Inc. Class B                                          122,540        9,282
                                                                      ----------
TOTAL COMMON STOCKS
(Cost $742,569,309)                                                      845,921
                                                                      ==========

                                                          PRINCIPAL
                                                             AMOUNT
                                                              (000)
                                                         ----------
SHORT-TERM INVESTMENT 6.03%

REPURCHASE AGREEMENT 6.03%
Repurchase Agreement
dated 6/30/2004,
1.35% due 7/1/2004
with State Street
Bank & Trust Co.
collateralized by
$9,065,000 of Federal
Home Loan Bank at
4.125% due 1/14/2005
and $45,525,000 of
Federal National
Mortgage Assoc. at
1.875% due 1/15/2005;
value: $55,244,227;
proceeds: $54,156,659
(Cost $54,154,628)                                       $   54,155       54,155
                                                                      ==========
TOTAL INVESTMENTS 100.26%
(Cost $796,723,937)                                                   $  900,076
                                                                      ==========

  *  Non-income producing security.
(a)  Foreign security traded in U.S. dollars.
ADR  American Depository Receipt.

               SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
June 30, 2004

ASSETS:
   Investment in securities, at value (cost $796,723,937)                          $   900,076,437
   Receivables:
     Interest and dividends                                                                790,630
     Investment securities sold                                                          3,086,722
     Capital shares sold                                                                 1,628,698
   Prepaid expenses and other assets                                                           834
--------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                        905,583,321
--------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                                     6,190,712
     Capital shares reacquired                                                             631,886
     Management fee                                                                        355,919
     Fund administration                                                                    28,307
     Directors' fees                                                                        24,855
     To bank                                                                                 4,622
   Accrued expenses and other liabilities                                                  649,299
--------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                     7,885,600
==================================================================================================
NET ASSETS                                                                         $   897,697,721
==================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                    $   798,482,488
Undistributed net investment income                                                      3,053,048
Accumulated net realized loss on investments                                            (7,190,369)
Net unrealized appreciation on investments                                             103,352,554
--------------------------------------------------------------------------------------------------
NET ASSETS                                                                         $   897,697,721
==================================================================================================
OUTSTANDING SHARES (50 MILLION SHARES OF COMMON STOCK AUTHORIZED, $.001 PAR VALUE)      35,348,032
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES)                                      $         25.40
==================================================================================================

               SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
For the Six Months Ended June 30, 2004

INVESTMENT INCOME:
Dividends                                                                          $     6,316,279
Interest                                                                                   228,383
Foreign withholding tax                                                                    (37,416)
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                  6,507,246
--------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                           1,916,245
Shareholder servicing                                                                    1,187,885
Professional                                                                                50,150
Reports to shareholders                                                                     20,000
Fund administration                                                                        153,299
Custody                                                                                     30,002
Directors' fees                                                                              2,450
Other                                                                                       66,342
--------------------------------------------------------------------------------------------------
Gross expenses                                                                           3,426,373
   Expense reductions                                                                       (2,474)
--------------------------------------------------------------------------------------------------
NET EXPENSES                                                                             3,423,899
--------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                    3,083,347
--------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                                        11,839,350
Net change in unrealized appreciation on investments                                    12,053,697
==================================================================================================
NET REALIZED AND UNREALIZED GAIN                                                        23,893,047
==================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $    26,976,394
==================================================================================================

               SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                           FOR THE SIX MONTHS
                                                          ENDED JUNE 30, 2004    FOR THE YEAR ENDED
INCREASE IN NET ASSETS                                            (UNAUDITED)     DECEMBER 31, 2003
OPERATIONS:
Net investment income                                     $         3,083,347    $        3,752,496
Net realized gain (loss) on investments                            11,839,350            (2,283,215)
Net change in unrealized appreciation on investments               12,053,697           119,993,892
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               26,976,394           121,463,173
===================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                       -            (3,750,955)
===================================================================================================
CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares                                     256,945,079           312,287,256
Reinvestment of distributions                                               -             3,750,955
Cost of shares reacquired                                         (31,206,392)          (48,458,360)
---------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                                225,738,687           267,579,851
===================================================================================================
NET INCREASE IN NET ASSETS                                        252,715,081           385,292,069
===================================================================================================
NET ASSETS:
Beginning of period                                               644,982,640           259,690,571
---------------------------------------------------------------------------------------------------
END OF PERIOD                                             $       897,697,721    $      644,982,640
===================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME                                  $         3,053,048    $          (30,299)
===================================================================================================

               SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                         SIX MONTHS
                                            ENDED                                  YEAR ENDED 12/31
                                          6/30/2004        -----------------------------------------------------------------
                                         (UNAUDITED)          2003          2002          2001          2000          1999
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
  BEGINNING OF PERIOD                    $     24.52       $   18.83     $   23.11     $   25.45     $   22.16     $   20.65
                                         ===========       =========     =========     =========     =========     =========
Investment operations
  Net investment income(a)                       .10             .20           .14           .18           .22           .52
  Net realized and
    unrealized gain (loss)                       .78            5.64         (4.31)        (1.90)         3.27          2.90
                                         -----------       ---------     ---------     ---------     ---------     ---------
    Total from investment
      operations                                 .88            5.84         (4.17)        (1.72)         3.49          3.42
                                         -----------       ---------     ---------     ---------     ---------     ---------

Distributions to shareholders
  from:
  Net investment income                            -            (.15)         (.11)         (.12)         (.20)         (.42)
  Net realized gain                                -               -             -(c)       (.50)            -         (1.49)
                                         -----------       ---------     ---------     ---------     ---------     ---------
    Total distributions                            -            (.15)         (.11)         (.62)         (.20)        (1.91)
                                         -----------       ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD           $     25.40       $   24.52     $   18.83     $   23.11     $   25.45     $   22.16
                                         ===========       =========     =========     =========     =========     =========

Total Return(b)                                 3.59%(d)       31.01%       (18.03)%       (6.72)%       15.78%        16.74%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense
    reductions                                   .45%(d)         .85%          .94%          .97%         1.02%          .87%
  Expenses, excluding expense
    reductions                                   .45%(d)         .85%          .94%          .97%         1.03%          .87%
  Net investment income                          .40%(d)         .93%          .70%          .76%          .97%         2.15%

                                         SIX MONTHS
                                            ENDED                                  YEAR ENDED 12/31
                                          6/30/2004        -----------------------------------------------------------------
SUPPLEMENTAL DATA:                       (UNAUDITED)         2003           2002          2001          2000          1999
----------------------------------------------------------------------------------------------------------------------------
  Net assets,
    end of period (000)                  $   897,698       $ 644,983     $ 259,691     $ 183,562     $  81,889     $  36,192

  Portfolio turnover rate                      13.42%          31.16%        51.79%        60.79%        42.00%       188.35%
============================================================================================================================

(a)  Calculated using average shares outstanding during the period.
(b)  Total return assumes the reinvestment of all distributions.
(c)  Amount is less than $.01.
(d)  Not annualized.

               SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of seven separate portfolios. This report covers Growth and Income Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is long-term growth of capital and income without excessive fluctuations in market value. The Fund offers Variable Contract class shares ("Class VC Shares") which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sales price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual portfolio are allocated among the portfolios within the Company on a pro rata basis.

(f) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Company. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amout at least equal to 102% of the market value of the domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceeding business day.

    The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(g) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. government sponsored enterprises securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE
The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on the Fund's average daily net assets at an annual rate of .50%.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

The Company, on behalf of the Fund, has entered into service agreements, which may permit it to make payments under certain circumstances to insurance companies at an annual rate ranging from .15% to .35% of the Fund's average daily net asset value of shares attributable to the insurance companies' variable annuity contract owners. For the six months ended June 30, 2004, the Fund incurred expenses of $1,148,913 for such servicing payments, which have been included in shareholder servicing expense on the Statement of Operations.

One Director and certain of the Company's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS & CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the six months ended June 30, 2004 and the fiscal year ended December 31, 2003 are as follows:

                                 SIX MONTHS ENDED
                                        6/30/2004    YEAR ENDED
                                      (UNAUDITED)    12/31/2003
---------------------------------------------------------------
Distributions paid from:
Ordinary income                  $              -   $ 3,750,955
Net long-term capital gains                     -             -
---------------------------------------------------------------
   Total distributions paid      $              -   $ 3,750,955
===============================================================

As of December 31, 2003, the capital loss carryforward along with the related expiration dates were as follows:

                          2010           2011             TOTAL
---------------------------------------------------------------
                   $ 9,760,650      $ 423,804      $ 10,184,454

As of June 30, 2004, the Fund's aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                         $  805,569,202
-----------------------------------------------
Gross unrealized gain               106,066,017
Gross unrealized loss               (11,558,782)
-----------------------------------------------
   Net unrealized security gain  $   94,507,235
===============================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales, and other temporary tax adjustments.

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) for the six months ended June 30, 2004 were as follows:

    PURCHASES            SALES
------------------------------
$ 309,713,557     $ 97,819,095

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2004.

As of June 30, 2004, there were no securities on loan and no securities lending activity during the six months ended June 30, 2004 for the Fund.

6.  DIRECTORS' REMUNERATION

The Company's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodian, accounting and record keeping functions relating to portfolio transactions and calculating the Fund's net asset value.

9.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Large company value stocks may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. These factors can affect Fund performance.

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

                                          SIX MONTHS ENDED
                                             JUNE 30, 2004           YEAR ENDED
                                               (UNAUDITED)    DECEMBER 31, 2003
-------------------------------------------------------------------------------
Shares Sold                                     10,294,455           14,696,516
Reinvestment of distributions                            -              156,485
Shares reacquired                               (1,252,771)          (2,336,581)
-------------------------------------------------------------------------------
Increase                                         9,041,684           12,516,420
-------------------------------------------------------------------------------

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities is available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's web site at www.LordAbbett.com, and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Company will be required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Fund's Form N-Q will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129; or on Lord Abbett's website at www.LordAbbett.com. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]


      This report when not used for the general information of shareholders of the Fund is to be distributed only if preceded or accompanied by a current Fund Prospectus.

  Lord Abbett Mutual Fund shares are distributed by:
             LORD ABBETT DISTRIBUTOR LLC                   LORD ABBETT SERIES FUND, INC.           LASFGI-3-6/04
90 Hudson Street - Jersey City, New Jersey 07302-3973             GROWTH AND INCOME PORTFOLIO             (8/04)

[LORD ABBETT LOGO]

 2004
   SEMI-
  ANNUAL
     REPORT

LORD ABBETT
    SERIES FUND-
    GROWTH OPPORTUNITIES
       PORTFOLIO


FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

--------------------------------------------------------------------------------
LORD ABBETT SERIES FUND - GROWTH OPPORTUNITIES PORTFOLIO
SEMI-ANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Fund's strategies and performance for the six-month period ended June 30, 2004. On this and the following pages, we discuss the major factors that influenced performance.

    Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q.  WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A. The U.S. economy continued to strengthen in the first half of 2004, largely due to strong consumer and capital spending. Corporate profits rose, triggered by a rise in industrial production. In January and February, inflation and short-term interest rates continued to remain stable. However, somewhat disappointing employment reports and higher energy prices weighed on consumer sentiment.

    In March and April, the number of jobs increased and unemployment stabilized. The U.S. housing market remained strong and there were improvements in durable goods spending. But, retail sales dropped 0.5% in April after a 2% gain in March. Meanwhile, producer prices moved higher driven by the higher costs of gasoline and food, suggesting an inflationary trend and the possibility of an interest rate increase in the coming months.

    Beginning in April and continuing through June, unemployment stabilized. The Producer Price Index decreased 0.3% in June following a 0.8% rise in May and a 0.7% increase in April. Equity prices were roughly flat in April, May and June as investors responded to uncertainties surrounding future interest-rate hikes, the war in Iraq, the upcoming presidential election and record-high energy prices. However, on June 30, the Federal Reserve Board (the Fed) raised its fed funds rate from 1% to 1.25% and stocks responded positively to the widely expected Fed action. (The fed funds rate is the rate at which banks lend to each other overnight.)

Q.  HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

A. Lord Abbett Series Fund - Growth Opportunities Portfolio returned 2.3%, reflecting performance at the Net Asset Value (NAV) of Class VC shares, with all distributions reinvested, for the six-month

--------------------------------------------------------------------------------

period ended June 30, 2004. The Fund's benchmark, the Russell Midcap(R) Growth Index, (1) returned 5.9% in the same period. Standardized Average Annual Total Returns as of June 30, 2004 are 1 Year: 16.02% and Since Inception (04/30/03):
18.91%. This reflects the percentage change in NAV for Class VC shares and includes the reinvestment of all distributions but does not include mortality and expense charges, any administrative policy charges or any deferred sales charges specific to any variable insurance product. Total returns would be significantly lower with the inclusion of variable insurance contract charges.

    PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129.

Q.  WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. Stock selection within the health care sector was the main detractor from the Fund's performance relative to its benchmark for the six-month period. Select generic pharmaceutical holdings suffered as pricing pressure came to the generic pharmaceutical industry for the first time in a few years. Also, a drug manufacturing company held in the portfolio saw its shares decline because initial sales from its new product launch were slightly below expectations.

    Stock selection within the materials and processing sector also hurt performance relative to the benchmark reflecting, in part, poor performance by two holdings. A company that supplies graphite electrodes used in the production of steel products disappointed when it reported first quarter 2004 earnings. The company's profit margins were less than expected due to its inability to offset cost pressures.

    The largest positive contributor to the Fund's relative performance for the period was stock selection in financial services. The Fund benefited from strong performance by a couple of specific holdings, including a business services company and two consumer credit card

--------------------------------------------------------------------------------

companies. In addition, an underweight position within the technology sector also contributed positively to performance. Having less exposure to this sector impacted performance favorably as technology stocks were hurt by market volatility resulting from investor concerns about slowing profit growth and increasing interest rates.

    THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

    THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND, INCLUDING THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES, THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THIS FUND OR ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The Russell Midcap(R) Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000(R) Growth Index. Indices are unmanaged, do not reflect the deductions of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2004; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuation.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004

                                                                   VALUE
INVESTMENTS                                       SHARES           (000)
------------------------------------------------------------------------
COMMON STOCKS 96.68%

ADVERTISING AGENCY 0.46%
Valueclick, Inc.*                                  4,200        $     50
                                                                --------

AUTO COMPONENTS 1.19%
Paccar, Inc.                                       2,245             130
                                                                --------

BANKS: OUTSIDE NEW YORK CITY 2.88%
City National Corp.                                1,700             112
Cullen/Frost Bankers, Inc.                         2,000              89
Investors Financial Services                       2,000              87
North Fork Bancorp, Inc.                             700              27
                                                                --------
TOTAL                                                                315
                                                                --------

BIOTECHNOLOGY RESEARCH &
PRODUCTION 4.65%
Biogen Idec, Inc.*                                   728              46
Cephalon, Inc.*                                    2,686             145
Genzyme Corp.*                                     1,549              73
ICOS Corp.*                                        2,505              75
Invitrogen Corp.*                                  2,350             169
                                                                --------
TOTAL                                                                508
                                                                --------

CABLE TELEVISION SERVICES 0.54%
EchoStar
Communications Corp.*                              1,921              59
                                                                --------

CHEMICALS 2.41%
Ecolab, Inc.                                       3,600             114
Rohm & Haas Co.                                    3,600             150
                                                                --------
TOTAL                                                                264
                                                                --------

COMMUNICATIONS TECHNOLOGY 3.43%
Avaya, Inc.*                                       9,924             157
Symbol Technologies, Inc.                         11,444             168
Tibco Software, Inc.*                              5,900              50
                                                                --------
TOTAL                                                                375
                                                                --------

COMPUTER SERVICES SOFTWARE &
SYSTEMS 6.47%
Affiliated Computers
Services, Inc.*                                    2,890        $    153
Amdocs Ltd.*(a)                                    5,313             124
Cognos, Inc.*(a)                                   3,547             128
Electronics for
Imaging, Inc.*                                     6,160             174
Informatica Corp.*                                 8,656              66
Intuit, Inc.*                                      1,619              63
                                                                --------
TOTAL                                                                708
                                                                --------

COMPUTER TECHNOLOGY 0.92%
Ingram Micro, Inc.*                                6,932             100
                                                                --------

CONSUMER ELECTRONICS 1.35%
Activision, Inc.*                                  9,310             148
                                                                --------

COPPER 0.85%
Phelps Dodge Corp.*                                1,200              93
                                                                --------

DIVERSIFIED FINANCIAL SERVICES 1.26%
CIT Group, Inc.                                    3,610             138
                                                                --------

DIVERSIFIED PRODUCTION 0.54%
Danaher Corp.                                      1,136              59
                                                                --------

DRUGS & PHARMACEUTICALS 5.20%
Barr Pharmaceuticals, Inc.*                        1,150              39
Endo Pharmaceuticals
Holdings, Inc.*                                    2,610              61
Gilead Sciences, Inc.*                               612              41
IVAX Corp.*                                        7,320             176
Ligand
Pharmaceuticals, Inc.*                             2,400              42
Medicines Co.*                                     1,000              30
QLT, Inc.*(a)                                      4,550              91
Teva Pharmaceutical
Industries Ltd. ADR                                1,326              89
                                                                --------
TOTAL                                                                569
                                                                --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                   VALUE
INVESTMENTS                                       SHARES           (000)
------------------------------------------------------------------------
ELECTRICAL EQUIPMENT &
COMPONENTS 1.11%
Molex, Inc.                                        3,770        $    121
                                                                --------

ELECTRONICS: SEMI-CONDUCTORS /
COMPONENTS 5.15%
Fairchild
Semiconductor Corp.*                               3,420              56
Integrated Circuit
Systems, Inc.*                                     4,652             126
Jabil Circuit, Inc.*                               5,064             128
Microchip Technology, Inc.                         5,800             183
Vitesse Semiconductor
Corp.*                                            14,500              71
                                                                --------
TOTAL                                                                564
                                                                --------

ENGINEERING & CONTRACTING SERVICES 0.49%
Jacobs Engineering
Group, Inc.*                                       1,356              54
                                                                --------

FINANCIAL DATA PROCESSING SERVICES &
SYSTEMS 3.64%
Alliance Data
Systems Corp.*                                     3,630             154
DST Systems, Inc.*                                 2,500             120
Fiserv, Inc.*                                      3,210             125
                                                                --------
TOTAL                                                                399
                                                                --------

FINANCIAL MISCELLANEOUS 2.77%
MGIC Investment Corp.                              2,100             159
Providian Financial Corp.*                         9,796             144
                                                                --------
TOTAL                                                                303
                                                                --------

FOODS 1.11%
Ralcorp Holdings, Inc.*                            3,440             121
                                                                --------

HEALTH & PERSONAL CARE 4.00%
Lincare Holdings, Inc.*                            1,300              42
McKesson Corp.                                     2,600              90
Omnicare, Inc.                                     3,918             168
Province Healthcare Co.*                           8,034             138
                                                                --------
TOTAL                                                                438
                                                                --------

HEALTHCARE MANAGEMENT SERVICES 4.06%
Caremark Rx, Inc.*                                 6,442        $    212
Cerner Corp.*                                      2,428             108
PacifiCare Health
System, Inc.*                                      3,200             124
                                                                --------
TOTAL                                                                444
                                                                --------

INSURANCE: PROPERTY-CASUALTY 0.91%
Everest Re Group Ltd.(a)                           1,245             100
                                                                --------

INVESTMENT MANAGEMENT COMPANIES 1.32%
Affiliated Managers
Group, Inc.*                                       2,864             144
                                                                --------

LEISURE TIME 1.50%
Royal Caribbean Cruises                            3,780             164
                                                                --------

MACHINERY: OIL WELL EQUIPMENT &
SERVICES 2.41%
Halliburton Co.                                    3,100              94
Weatherford Int'l., Ltd.*                          3,770             169
                                                                --------
TOTAL                                                                263
                                                                --------

MANUFACTURING 1.54%
Ingersoll-Rand Co.(a)                              2,469             169
                                                                --------

MEDICAL & DENTAL INSTRUMENTS &
SUPPLIES 0.97%
Boston Scientific Corp.*                           2,470             106
                                                                --------

METALS & MINERALS MISCELLANEOUS 0.93%
Graftech Int'l., Ltd.*                             9,700             102
                                                                --------

MULTI-SECTOR COMPANIES 1.09%
ITT Industries, Inc.                               1,430             119
                                                                --------

OFFICE FURNITURE &
BUSINESS EQUIPMENT 1.06%
Lexmark Int'l., Inc.*                              1,200             116
                                                                --------

OIL: CRUDE PRODUCERS 1.44%
XTO Energy, Inc.                                   5,287             158
                                                                --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
JUNE 30, 2004

                                                                   VALUE
INVESTMENTS                                       SHARES           (000)
------------------------------------------------------------------------
RADIO & TV BROADCASTERS 2.89%
Entercom
Communications Corp.*                              4,518        $    168
Univision
Communications, Inc.*                              4,634             148
                                                                --------
TOTAL                                                                316
                                                                --------

RENTAL & LEASING SERVICES:
COMMERCIAL 0.94%
United Rentals, Inc.*                              5,727             102
                                                                --------

RESTAURANTS 0.92%
Panera Bread
Company Class A*                                   2,800             100
                                                                --------

RETAIL 10.90%
Advance Auto Parts*                                3,648             161
American Eagle
Outfitters, Inc.*                                  5,430             157
Dollar Tree Stores, Inc.*                          2,256              62
Fisher Scientific Int'l., Inc.*                    2,870             166
Fred's, Inc.                                       2,200              48
Linens 'N Things, Inc.*                            3,656             107
Michaels Stores, Inc.                              2,410             132
MSC Industrial
Direct Co., Inc.                                   5,345             176
Petco Animal
Supplies, Inc.*                                    5,667             183
                                                                --------
TOTAL                                                              1,192
                                                                --------

SAVINGS & LOAN 0.70%
New York Community
Bancorp, Inc.                                      3,918              77
                                                                --------

SERVICES: COMMERCIAL 6.03%
Ase Test Ltd.*(a)                                  4,888              36
Hewitt Associates,
Inc. Class A*                                      3,300              91
InterActive Corp.*                                 3,952             119
Iron Mountain, Inc.*                               2,505             121
Kelly Services, Inc.
Class A                                            3,780             112
Robert Half Int'l., Inc.                           3,729        $    111
Tetra Tech, Inc.*                                  4,210              69
                                                                --------
TOTAL                                                                659
                                                                --------

SOAPS & HOUSEHOLD CHEMICALS 1.81%
Clorox Co.                                         3,680             198
                                                                --------

STEEL 0.64%
United States Steel Corp.                          2,000              70
                                                                --------

TRUCKERS 2.71%
CNF Transportation, Inc.                           2,073              86
Heartland Express, Inc.                            4,419             121
Landstar System, Inc.*                             1,700              90
                                                                --------
TOTAL                                                                297
                                                                --------

UTILITIES: TELECOMMUNICATIONS 1.49%
Nextel Partners, Inc.
Class A*                                          10,245             163
                                                                --------
TOTAL COMMON STOCKS
(Cost $10,333,153)                                                10,575
                                                                ========

                                               PRINCIPAL
                                                  AMOUNT
                                                   (000)
                                               ---------
SHORT-TERM INVESTMENT 6.84%

REPURCHASE AGREEMENT 6.84%
Repurchase Agreement
dated 6/30/2004,
1.35% due 7/1/2004
with State Street Bank &
Trust Co. collateralized by
$765,000 of Federal
National Mortgage Assoc.
at 1.72% due 7/3/2018;
value: $764,044;
proceeds: $748,201
(Cost $748,173)                                $     748             748
                                                                --------
TOTAL INVESTMENTS 103.52%
(Cost $11,081,326)                                              $ 11,323
                                                                ========

  * Non-income producing security.
(a) Foreign security traded in U.S. dollars.
ADR American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
June 30, 2004

ASSETS:
   Investment in securities, at value (cost $11,081,326)             $   11,323,501
   Receivables:
     Interest and dividends                                                     832
     Investment securities sold                                              93,690
     Capital shares sold                                                     46,253
     From advisor                                                             5,686
-----------------------------------------------------------------------------------
   TOTAL ASSETS                                                          11,469,962
-----------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                        472,063
     Capital shares reacquired                                                6,710
     Management fee                                                           6,380
     Fund administration                                                        319
     Directors' fees                                                             53
   Accrued expenses and other liabilities                                    46,260
-----------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                        531,785
===================================================================================
NET ASSETS                                                           $   10,938,177
===================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                      $   10,687,435
Distributions in excess of net investment income                            (26,508)
Accumulated net realized gain on investments                                 35,075
Net unrealized appreciation on investments                                  242,175
-----------------------------------------------------------------------------------
NET ASSETS                                                           $   10,938,177
===================================================================================
OUTSTANDING SHARES (50 MILLION SHARES OF COMMON
 STOCK AUTHORIZED, $.001 PAR VALUE)                                     893,277.012
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES)                         $        12.24
===================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
For the Six Months Ended June 30, 2004

INVESTMENT INCOME:
Dividends                                                            $        9,578
Interest                                                                      2,562
Foreign withholding tax                                                         (41)
-----------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                      12,099
-----------------------------------------------------------------------------------
EXPENSES:
Management fee                                                               26,201
Shareholder servicing                                                        10,367
Professional                                                                  3,618
Reports to shareholders                                                      15,000
Fund administration                                                           1,231
Custody                                                                      11,632
Directors' fees                                                                  23
Offering                                                                      1,096
Other                                                                        15,563
-----------------------------------------------------------------------------------
Gross expenses                                                               84,731
   Expense reduction                                                            (17)
   Expenses assumed by advisor                                              (46,118)
-----------------------------------------------------------------------------------
NET EXPENSES                                                                 38,596
-----------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                         (26,497)
===================================================================================
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                             30,432
Net change in unrealized appreciation on investments                         80,372
===================================================================================
NET REALIZED AND UNREALIZED GAIN                                            110,804
===================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $       84,307
===================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                           FOR THE SIX MONTHS    APRIL 30, 2003*
                                                          ENDED JUNE 30, 2004                 TO
INCREASE IN NET ASSETS                                            (UNAUDITED)  DECEMBER 31, 2003
OPERATIONS:
Net investment loss                                              $    (26,497)      $     (5,512)
Net realized gain on investments                                       30,432             10,079
Net change in unrealized appreciation on investments                   80,372            161,803
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   84,307            166,370
================================================================================================
CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares                                       8,654,125          2,397,117
Cost of shares reacquired                                            (269,777)           (93,965)
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                                  8,384,348          2,303,152
================================================================================================
NET INCREASE IN NET ASSETS                                          8,468,655          2,469,522
================================================================================================
NET ASSETS:
Beginning of period                                                 2,469,522                  -
------------------------------------------------------------------------------------------------
END OF PERIOD                                                    $ 10,938,177       $  2,469,522
================================================================================================
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                 $    (26,508)      $        (11)
================================================================================================

* Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                  SIX MONTHS
                                                                     ENDED          4/30/2003(b)
                                                                  06/30/2004             TO
                                                                  (UNAUDITED)        12/31/2003
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                             $      11.96       $      10.00
                                                                 ============       ============
Investment operations
  Net investment loss(a)                                                 (.05)              (.07)
  Net realized and unrealized gain                                        .33               2.03
                                                                 ------------       ------------
    Total from investment operations                                      .28               1.96
                                                                 ------------       ------------
NET ASSET VALUE, END OF PERIOD                                   $      12.24       $      11.96
                                                                 ============       ============

Total Return                                                             2.34%(c)          19.60%(c)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense assumed and expense reductions              .62%(c)            .87%(c)
  Expenses, excluding expense assumed and expense reductions             1.36%(c)           9.92%(c)
  Net investment loss                                                    (.43)%(c)          (.60)%(c)

                                                                  SIX MONTHS
                                                                     ENDED          4/30/2003(b)
                                                                  06/30/2004             TO
SUPPLEMENTAL DATA:                                                (UNAUDITED)        12/31/2003
================================================================================================
  Net assets, end of period (000)                                $     10,938       $      2,470

  Portfolio turnover rate                                               27.97%             40.46%
================================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Commencement of operations.
(c) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of seven portfolios. This report covers Growth Opportunities Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is capital appreciation. The Fund offers Variable Contract class shares ("Class VC Shares") which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sales price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual portfolio are allocated among the portfolios within the Company on a pro rata basis.

(f) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Company. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amout at least equal to 102% of the market value of the domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day.

    The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(g) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. government sponsored enterprises securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(h) OFFERING COSTS-Lord Abbett & Co. LLC ("Lord Abbett") incurred initial offering costs on behalf of the Fund that have been reimbursed by the Fund. Such expenses were amortized on the straight-line method over a period of one year from the commencement of operations.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE
The Company has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

--------------------------------

First $1 billion            .80%*
Next $1 billion             .75%
Next $1 billion             .70%
Over $3 billion             .65%

*Prior to May 1, 2004, the management fee was based on the Fund's average daily net assets at an annual rate of .90%.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the fiscal year ending December 31, 2004, Lord Abbett has contractually agreed to limit the Fund's other expenses (excluding management fee) to an annual rate of .40% of average daily net assets.

The Company, on behalf of the Fund, has entered into services agreements, which may permit it to make payments under certain circumstances to insurance companies at an annual rate ranging from .15% to .35% of the Fund's average daily net asset value of shares attributable to the insurance companies' variable annuity contract owners. For the six months ended June 30, 2004, the Fund incurred expenses of $8,450 for such servicing payments, which have been included in shareholder servicing expense on the Statement of Operations.

One Director and certain of the Company's officers have an interest in Lord Abbett.

As of June 30, 2004, a portion of the Fund's outstanding shares are held by Lord Abbett.

4.  DISTRIBUTIONS & CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

As of June 30, 2004, the Fund's aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                               $ 11,082,308
---------------------------------------------------
Gross unrealized gain                       631,163
Gross unrealized loss                      (389,970)
---------------------------------------------------
   Net unrealized security gain        $    241,193
===================================================

5.  PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) for the six months ended June 30, 2004 are as follows:

PURCHASES                SALES
------------------------------------
$ 9,746,969              $ 1,694,238

There were no purchases or sales of U.S. Government securities during the six months ended June 30, 2004.

As of June 30, 2004, there were no securities on loan and no securities lending activity during the six months ended June 30, 2004.

6.  DIRECTORS' REMUNERATION

The Company's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

7.  EXPENSE REDUCTIONS

The Company has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodian, accounting and record keeping functions relating to portfolio transactions and calculating the Fund's net asset value.

9.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies. These factors can affect Fund performance.

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

                                            SIX MONTHS ENDED
                                               JUNE 30, 2004               PERIOD ENDED
                                                 (UNAUDITED)         DECEMBER 31, 2003*
---------------------------------------------------------------------------------------
Shares Sold                                      709,115.012                    214,614
Shares reacquired                                    (22,317)                    (8,135)
---------------------------------------------------------------------------------------
Increase                                         686,798.012                    206,479
---------------------------------------------------------------------------------------

*For the period April 30, 2003 (commencement of operations) to December 31,
2003.

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities is available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's web site at www.LordAbbett.com, and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Company will be required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Fund's Form N-Q will be available without charge, upon request on the Securities and Exchange Commission's ("SEC") website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129; or on Lord Abbett's website at www.LordAbbett.com. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]


  This report when not used for the
      general information of
  shareholders of the Fund is to be
   distributed only if preceded or
    accompanied by a current Fund
             Prospectus.

  Lord Abbett Mutual Fund shares are distributed by:
            LORD ABBETT DISTRIBUTOR LLC                  Lord Abbett Series Fund, Inc.            LASFGO-3-6/04
90 Hudson Street - Jersey City, New Jersey 07302-3973          Growth Opportunities Portfolio            (8/04)

[LORD ABBETT LOGO]

 2004
  SEMI -
 ANNUAL
   REPORT

LORD ABBETT
   SERIES FUND-
   INTERNATIONAL PORTFOLIO


FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

--------------------------------------------------------------------------------
LORD ABBETT SERIES FUND - INTERNATIONAL PORTFOLIO
SEMI-ANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Fund's strategies and performance for the six-month period ended June 30, 2004. On this and the following pages, we discuss the major factors that influenced performance.

   Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: The period began with conditions favorable to small-cap growth opportunities. The increasing likelihood of a sustainable economic recovery in the United States, continuing strong growth in China and generally low inflation worldwide combined to improve both consumer and business sentiment in international markets. International small-cap stocks rallied throughout the period, as investors looked to this sector of the equity market to respond first to a cyclical recovery.

   In the second half of the period, however, caution prevailed, as the reality of higher U.S. interest rates and a government-engineered economic slowdown in China took hold. A growing emphasis on steady earnings and cheap valuations caused investors to drive up prices in large-cap value companies, as interest in small-growth companies began to wane. Risk-averse investors generally sought out large defensive European companies and those with high dividend yields and free cash flow.

   For the period, Japan was the strongest performer by far, as the Japanese stock market rose in response to positive economic news for the Japanese economy. Meanwhile, a stronger pound contributed to positive returns in United Kingdom equities, when measured in U.S. dollars. After a strong first half, Asia ex-Japan suffered a pullback in the second half of the period, as the region's economies are likely to be negatively impacted by a rise in U.S. interest rates.

   Overall, small-cap consumer stocks provided strong performance, as consumers increased their spending on durable goods, apparel, hotels and leisure. Underperforming sectors included financial services, a sector which historically suffers in a rising interest-rate environment, and materials.

--------------------------------------------------------------------------------

Q: HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

A: Lord Abbett Series Fund - International Portfolio returned 11.6%, reflecting performance at the Net Asset Value (NAV) of Class VC shares, with all distributions reinvested, for the six-month period ended June 30, 2004. The Fund's benchmark, S&P/ Citigroup US$500 Million-US$2.5 Billion World ex-U.S. Index,(1) returned 11.2% in the same period. Standardized Average Annual Total Returns as of June 30, 2004 are 1 Year: 41.48% and Since Inception (09/15/99):
-1.69%. This reflects the percentage change in NAV for Class VC shares and includes the reinvestment of all distributions but does not include mortality and expense charges, any administrative policy charges or any deferred sales charges specific to any variable insurance product. Total returns would be significantly lower with the inclusion of variable insurance contract charges.

PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: On a regional basis, largely reflecting stock selection, the portfolio's strongest performance relative to its benchmark was derived from Japan. Performance in Japan reflected strong price appreciation in the portfolio's holdings of service companies (including a temporary placement agency and a parking space rental firm), retail and real estate related businesses. Stock selection in continental Europe also helped.

   A detractor from relative performance on a regional basis was the portfolio's underweight in the United Kingdom, which outperformed in the period. The Bank of England began raising its key interest rate in October 2003 and initiated a fourth rate hike in June 2004. Eventually, this action may have an unfavorable impact on consumer spending, and ultimately on the economy. Stock selection within technology, media and internet companies also hurt Fund performance in the United Kingdom.

   From a sector perspective, the strongest relative performers in the period were largely the result of stock selection within the consumer discretionary and consumer staples sectors. Stock selection within the industrial sector, mainly Japanese holdings, also added to performance.

--------------------------------------------------------------------------------

   Stock selection within the financial services sector (including Asian banks and real estate holdings, outside of Japan) also detracted from performance, as did stock selection within the materials sector, where the portfolio had exposure to gold and nickel. Metals in general were very volatile in the period.

   THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND, INCLUDING THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES, THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THIS FUND OR ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.lordabbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The S&P/Citigroup US$500 Million-US$2.5 Billion World ex-U.S. Index is a subset of the Global S&P/Citigroup Broad Market Index (BMI). The World ex-U.S. composite includes all developed countries except the United States. Source:
S&P/Citigroup. S&P/Citigroup Global Equity Index SystemSM and the names of each of the indices and subindices which it comprises (GEIS and such indices and subindices, each an "Index" and collectively, the "Indices") are service marks of S&P/Citigroup. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2004; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuation.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004

                                                                          U.S. $
                                                                           VALUE
INVESTMENTS                                                  SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS 91.90%

AUSTRALIA 2.64%
Newcrest Mining Ltd.                                          6,900   $       66
Promina Group Ltd.                                           22,100           62
                                                                      ----------
TOTAL                                                                        128
                                                                      ----------

BELGIUM 2.53%
Colruyt N.V                                                     560           69
Oriflame Cosmetics S.A.*                                      1,500           54
                                                                      ----------
TOTAL                                                                        123
                                                                      ----------

BERMUDA 1.00%
Catlin Group Ltd.*                                            7,400           48
                                                                      ----------

CANADA 2.21%
Cott Corp.*                                                   2,250           73
Rona, Inc.*                                                   1,600           34
                                                                      ----------
TOTAL                                                                        107
                                                                      ----------

FRANCE 5.63%
Imerys S.A                                                      920           54
IPSOS S.A                                                       640           72
Neopost S.A                                                   1,150           68
Pierre & Vacances                                               250           22
SR Teleperformance                                            2,400           57
                                                                      ----------
TOTAL                                                                        273
                                                                      ----------

GERMANY 7.37%
AWD Holding AG                                                1,900           64
Continental AG                                                1,400           68
Epcos AG*                                                     2,200           46
Freenet De AG*                                                  700           60
Medion AG                                                     1,060           43
Puma AG                                                         300           76
                                                                      ----------
TOTAL                                                                        357
                                                                      ----------

GREECE 1.21%
Bank of Piraeus                                               5,000           58
                                                                      ----------

HONG KONG 4.18%
ASM Pacific Technology Ltd.                                   3,000   $       11
Dah Sing Financial Group                                      8,800           52
Hong Kong Exchanges &
Clearing, Ltd.                                               25,700           53
Sino Land Co.                                                68,000           38
Techtronic Industries Co.                                    30,500           49
                                                                      ----------
TOTAL                                                                        203
                                                                      ----------

INDIA 1.05%
ICICI Bank Ltd. ADR                                           4,200           51
                                                                      ----------

IRELAND 0.86%
Icon plc ADR*                                                   950           42
                                                                      ----------

ITALY 5.02%
Davide
Campari-Milano S.p.A                                          1,154           57
E.Biscom S.p.A.*                                              1,200           66
Hera S.p.A                                                   28,400           60
Milano
Assicurazioni S.p.A                                          15,200           60
                                                                      ----------
TOTAL                                                                        243
                                                                      ----------

JAPAN 25.19%
Aeon Mall Co. Ltd.                                              900           53
Amada Corp. Ltd.                                             10,100           67
Arisawa Manufacturing Co. Ltd.                                1,570           74
Arrk Corp.                                                      600           26
Casio Computer Co. Ltd.                                       5,600           85
Cosmo Oil Co. Ltd.                                           12,500           36
Diamond City Co. Ltd.                                         1,000           41
Don Quijote Co. Ltd.                                          1,000           64
Global Media Online,
Inc.(a)                                                       1,300           36
Global Media Online, Inc.                                     1,300           36
Goodwill Group, Inc.                                             20           52
Japan Cash Machines
Co. Ltd.                                                      1,100           39

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                          U.S. $
                                                                           VALUE
INVESTMENTS                                                  SHARES        (000)
--------------------------------------------------------------------------------
KOSE Corp.                                                    1,330   $       51
Matsumotokiyoshi Co. Ltd.                                     2,000           60
Misumi Corp.                                                  1,900           62
Mitsui Mining &
Smelting Co.                                                 12,200           57
Nitori Co. Ltd.                                                 950           59
OBIC Business
Consultants Ltd.                                                550           39
Park24 Co. Ltd.                                               2,000           76
Rinnai Corp.                                                  1,700           52
Shinko Electric Industries
Co., Ltd.                                                       900           31
Tokyu Land Corp.                                             16,500           53
Yamaha Motor Co., Ltd.                                        4,500           70
                                                                      ----------
TOTAL                                                                      1,219
                                                                      ----------

LUXEMBOURG 0.68%
Gemplus
International S.A.*                                          15,500           33
                                                                      ----------

NETHERLANDS 1.17%
Oce NV                                                        3,500           57
                                                                      ----------

RUSSIA 1.76%
Uralsvyazinform ADR                                           2,000           16
Vimpelcom ADR*                                                  720           69
                                                                      ----------
TOTAL                                                                         85
                                                                      ----------

SINGAPORE 2.36%
Neptune Orient Lines Ltd.                                    26,100           36
Venture Corp.                                                 4,735           49
Want Want Holdings Ltd.                                      26,300           29
                                                                      ----------
TOTAL                                                                        114
                                                                      ----------

SOUTH KOREA 1.32%
NHN Corp.                                                       640           64
                                                                      ----------

SPAIN 7.92%
Corporacion Mapfre S.A                                        5,140           63
Fadesa Inmobiliaria S.A.*                                     4,000           58
Gestevision Telecinco S.A.*                                     247            4
Grupo Empresarial
Ence S.A                                                      1,250   $       34
Grupo Ferrovial S.A                                           1,400           58
Iberia Lineas Aereas de
Espana S.A                                                   20,190           58
Indra Sistemas, S.A                                           4,700           60
Prosegur, Compania de
Seguridad S.A                                                 3,100           48
                                                                      ----------
TOTAL                                                                        383
                                                                      ----------

SWEDEN 1.50%
Getinege AB                                                   6,160           73
                                                                      ----------

SWITZERLAND 5.16%
Actelion Ltd.*                                                  585           67
Geberit AG                                                      120           80
Nobel Biocare AB                                                450           71
Sez Holdings AG Registered*                                     924           32
                                                                      ----------
TOTAL                                                                        250
                                                                      ----------

UNITED KINGDOM 11.14%
Aegis Group plc                                              29,900           49
Cairn Energy plc*                                             2,400           61
Close Brothers Group plc                                      3,960           56
ICAP plc                                                     10,600           52
Kesa Electricals plc                                         11,100           58
Michael Page International                                   18,400           60
Next plc                                                      2,000           52
Peter Hambro Mining plc*                                      3,800           29
Premier Farnell plc                                          14,000           62
William Hill plc                                              6,000           60
                                                                      ----------
TOTAL                                                                        539
                                                                      ----------

TOTAL COMMON STOCKS
(Cost $3,534,934)                                                          4,450
                                                                      ==========

NON-CONVERTIBLE PREFERRED STOCK 0.97%

GERMANY 0.97%
ProsiebenSat.1 Media AG
(Cost $39,706)                                                2,600           47
                                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                          PRINCIPAL       U.S. $
                                                             AMOUNT        VALUE
INVESTMENTS                                                   (000)        (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 2.87%

REPURCHASE AGREEMENT 2.87%

Repurchase Agreement
dated 6/30/2004,
1.35% due 7/1/2004
with State Street
Bank & Trust Co.
collateralized by
$145,000 of Federal
National Mortgage Assoc.
at 2.32% due 4/7/2006;
value: $145,033;
proceeds: $139,193
(Cost $139,188)                                          $      139   $      139
                                                                      ==========
TOTAL INVESTMENTS 95.74%
(Cost $3,713,828)                                                     $    4,636
                                                                      ==========

  * Non-income producing security.
(a) Security received on a when-issued basis.
ADR American Depository Receipt.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
JUNE 30, 2004

SECURITIES PRESENTED BY INDUSTRY:

Air Transportation                                  1.20%
Autos & Auto Parts                                  2.84%
Chemicals                                           1.53%
Communication Equipment                             0.68%
Computer Hardware                                   0.88%
Computer Services                                   1.24%
Computer Software                                   0.81%
Construction Materials                              1.11%
Consumer Building                                   2.86%
Consumer Durables                                   3.82%
Consumer Non-Durables                               6.42%
Diversified Financials                              2.05%
Electronics                                         4.80%
Engineering & Capital Goods                         3.58%
Engineering & Construction                          1.20%
Food & Drink                                        3.28%
General Manufacturing & Services                    6.69%
Healthcare Facilities                               0.86%
Healthcare Products & Supplies                      4.35%
Internet Companies                                  4.02%
Leisure & Recreation                                1.70%
Media                                               4.71%
Mining & Metals                                     3.14%
Non-Property Financials                            10.75%
Office Equipment                                    1.17%
Oil & Gas                                           2.02%
Paper & Forest Products                             0.71%
Property                                            3.83%
Short-Term Investment                               2.87%
Retail                                              5.52%
Surface Transportation                              0.74%
Telecommunications Services                         3.12%
Utilities & Infrastructure                          1.24%
                                                   -------
TOTAL                                               95.74%
                                                   -------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2004

ASSETS:
   Investment in securities, at value (cost $3,713,828)                                  $  4,635,700
   Foreign cash, at value (cost $238,893)                                                     239,622
   Receivables:
     Interest and dividends                                                                     5,922
     Capital shares sold                                                                       10,347
     From advisor                                                                              43,869
   Prepaid expenses                                                                                 6
-----------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                             4,935,466
-----------------------------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                                           45,507
     Capital shares reacquired                                                                    331
     Management fee                                                                             3,804
     Fund administration                                                                          151
     Directors' fees                                                                              294
   Accrued expenses and other liabilities                                                      43,616
-----------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                           93,703
=====================================================================================================
NET ASSETS                                                                               $  4,841,763
=====================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                          $  4,357,556
Undistributed net investment income                                                            10,192
Accumulated net realized loss on investments and foreign currency related transactions       (448,760)
Net unrealized appreciation on investments and translation of assets and liabilities
   denominated in foreign currencies                                                          922,775
-----------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $  4,841,763
=====================================================================================================
OUTSTANDING SHARES (50 MILLION SHARES OF COMMON STOCK AUTHORIZED, $.001 PAR VALUE)            611,001
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES)                                            $       7.92
=====================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED JUNE 30, 2004

INVESTMENT INCOME:
Dividends                                                                                $     44,663
Interest                                                                                          487
Foreign withholding tax                                                                        (4,692)
-----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                        40,458
-----------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                                 21,287
Shareholder servicing                                                                          10,510
Professional                                                                                    3,037
Reports to shareholders                                                                        29,323
Fund administration                                                                               852
Custody                                                                                        16,800
Directors' fees                                                                                    33
Other                                                                                          11,513
-----------------------------------------------------------------------------------------------------
Gross expenses                                                                                 93,355
   Expense reduction                                                                              (14)
   Expenses assumed by advisor                                                                (63,534)
-----------------------------------------------------------------------------------------------------
NET EXPENSES                                                                                   29,807
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                          10,651
=====================================================================================================
REALIZED AND UNREALIZED GAIN:
Net realized gain on investments and foreign currency related transactions                    305,780
Net change in unrealized appreciation on investments and translation of
   assets and liabilities denominated in foreign currencies                                   134,361
=====================================================================================================
NET REALIZED AND UNREALIZED GAIN                                                              440,141
=====================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $    450,792
=====================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   FOR THE SIX MONTHS
                                                                  ENDED JUNE 30, 2004   FOR THE YEAR ENDED
INCREASE IN NET ASSETS                                                    (UNAUDITED)    DECEMBER 31, 2003
OPERATIONS:
Net investment income                                                    $     10,651         $     44,120
Net realized gain on investments and foreign
   currency related transactions                                              305,780               34,084
Net change in unrealized appreciation on
   investments and translation of assets and liabilities
   denominated in foreign currencies                                          134,361              817,482
----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                          450,792              895,686
==========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                               -              (50,336)
==========================================================================================================
CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares                                               1,383,094            1,400,611
Reinvestment of distributions                                                       -               50,336
Cost of shares reacquired                                                    (572,134)            (485,938)
----------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                                            810,960              965,009
==========================================================================================================
NET INCREASE IN NET ASSETS                                                  1,261,752            1,810,359
==========================================================================================================
NET ASSETS:
Beginning of period                                                         3,580,011            1,769,652
----------------------------------------------------------------------------------------------------------
END OF PERIOD                                                            $  4,841,763         $  3,580,011
==========================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME         $     10,192         $       (459)
==========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                       SIX MONTHS
                                         ENDED                           YEAR ENDED 12/31                   9/15/1999(c)
                                       6/30/2004        -------------------------------------------------        TO
                                      (UNAUDITED)          2003         2002         2001         2000       12/31/1999
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $       7.10      $     5.10   $     6.26   $     8.56   $    11.86   $      10.00
                                      ============      ==========   ==========   ==========   ==========   ============
Investment operations
  Net investment income(a)                     .02             .11          .03          .04          .17            .03
  Net realized and
    unrealized gain (loss)                     .80            1.99        (1.14)       (2.33)       (3.15)          2.88
                                      ------------      ----------   ----------   ----------   ----------   ------------
    Total from investment
      operations                               .82            2.10        (1.11)       (2.29)       (2.98)          2.91
                                      ------------      ----------   ----------   ----------   ----------   ------------
Distributions to shareholders
  from:
  Net investment income                          -            (.10)        (.05)        (.01)        (.24)          (.03)
  Net realized gain                              -               -            -            -         (.08)         (1.02)
                                      ------------      ----------   ----------   ----------   ----------   ------------
    Total distributions                          -            (.10)        (.05)        (.01)        (.32)         (1.05)
                                      ------------      ----------   ----------   ----------   ----------   ------------
NET ASSET VALUE, END OF PERIOD        $       7.92      $     7.10   $     5.10   $     6.26   $     8.56   $      11.86
                                      ============      ==========   ==========   ==========   ==========   ============
Total Return(b)                              11.55%(d)       41.25%      (17.70)%     (26.73)%     (25.05)%        29.39%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and
    expense reductions                         .70%(d)        1.40%        1.35%        1.03%           -              -
  Expenses, excluding waiver and
    expense reductions                        2.18%(d)        3.42%        5.77%        6.15%        2.37%          1.53%(d)
  Net investment income                        .25%(d)        1.86%         .45%         .64%        1.49%           .27%(d)

                                       SIX MONTHS
                                          ENDED                          YEAR ENDED 12/31                   9/15/1999(c)
                                        6/30/2004       -------------------------------------------------       TO
SUPPLEMENTAL DATA:                    (UNAUDITED)          2003         2002         2001         2000       12/31/1999
------------------------------------------------------------------------------------------------------------------------
   Net assets, end of period (000)    $      4,842      $    3,580   $    1,770   $    1,081   $      824   $        663
   Portfolio turnover rate                   39.41%          61.83%       59.34%       52.43%       18.68%         38.29%
========================================================================================================================

(a)  Calculated using average shares outstanding during the period.
(b)  Total return assumes the reinvestment of all distributions.
(c)  Commencement of operations.
(d)  Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of seven portfolios. This report covers International Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is long-term capital appreciation. The Fund offers Variable Contract class shares ("Class VC Shares") which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sales price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual portfolio are allocated among the portfolios within the Company on a pro rata basis.

(f) FOREIGN TRANSACTIONS-The books and the records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund's records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted to reflect current exchange rates. The resultant exchange gains and losses are included as net realized gain (loss) on investments and foreign currency related transactions on the Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

(g) FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS-The Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on the Statement of Operations. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in net realized gain or loss on investments and foreign currency related transactions on the Statement of Operations. As of June 30, 2004, there are no forward foreign currency exchange contracts outstanding.

(h) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Company. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amout at least equal to 102% of the market value of the domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(i) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. government sponsored enterprises securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(j) WHEN-ISSUED OR FORWARD TRANSACTIONS-The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by the Fund to purchase securities, with payment and delivery ("settlement") to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. The value of fixed income securities to be delivered in the future will fluctuate as interest rates vary. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund's custodian in order to pay for the commitment. There is a risk that market yields available at settlement may be higher than yields obtained on the purchase date which could result in depreciation of the value of fixed income when-issued securities. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its net asset value. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on the Fund's average daily net assets at an annual rate of 1.00%.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

For the fiscal year ending December 31, 2004, Lord Abbett contractually has agreed to limit the Fund's other expenses (excluding management fee) to an annual rate of .40% of average daily net assets.

The Company, on behalf of the Fund, has entered into service agreements, which may permit it to make payments under certain circumstances to insurance companies at an annual rate ranging from .15% to .35% of the Fund's average daily net asset value of shares attributable to the insurance companies' variable annuity contract owners. For the six months ended June 30, 2004, the Fund incurred expenses of $5,113 for such servicing payments, which have been included in shareholder servicing expense on the Statement of Operations.

One Director and certain of the Company's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS & CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the six months ended June 30, 2004 and the fiscal year ended December 31, 2003 are as follows:

                                        SIX MONTHS ENDED
                                               6/30/2004      YEAR ENDED
                                             (UNAUDITED)      12/31/2003
------------------------------------------------------------------------
Distributions paid from:
Ordinary income                              $         -    $     50,336
Net long-term capital gains                            -               -
------------------------------------------------------------------------
   Total distributions paid                  $         -    $     50,336
========================================================================

As of December 31, 2003, the capital loss carryforwards along with the related expiration dates were as follows:

           2009             2010            2011           TOTAL
----------------------------------------------------------------
      $ 387,379        $ 311,676       $  51,603       $ 750,658

As of June 30, 2004, the Fund's aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes are as follows:

Tax cost                             $ 3,717,710
------------------------------------------------
Gross unrealized gain                    993,782
Gross unrealized loss                    (75,792)
------------------------------------------------
   Net unrealized security gain      $   917,990
================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales, and other temporary tax adjustments.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) for the six months ended June 30, 2004 are as follows:

PURCHASES                SALES
------------------------------
$ 2,310,653        $ 1,584,016

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2004.

As of June 30, 2004, there were no securities on loan and no securities lending activity during the six months ended June 30, 2004.

6.   DIRECTORS' REMUNERATION

The Company's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)(CONCLUDED)

Statement of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Company has entered an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.   CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodian, accounting and record keeping functions relating to portfolio transactions and calculating the Fund's net asset value.

9.   INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund is subject to the risks of investing in foreign securities and in the securities of small-cap companies. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of larger companies, including more volatility and less liquidity. These factors can affect Fund performance.

10.  SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

                                         SIX MONTHS ENDED
                                            JUNE 30, 2004         YEAR ENDED
                                              (UNAUDITED)  DECEMBER 31, 2003
----------------------------------------------------------------------------
Shares Sold                                       183,272            232,424
Reinvestment of distributions                           -              7,338
Shares reacquired                                 (76,572)           (82,766)
----------------------------------------------------------------------------
Increase                                          106,700            156,996
----------------------------------------------------------------------------

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities is available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's web site at www.LordAbbett.com, and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Company will be required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Fund's Form N-Q will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129; or on Lord Abbett's website at www.LordAbbett.com. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]


       This report when not used for the general information of shareholders of the Fund is to be distributed only if preceded or accompanied by a current Fund Prospectus.

 Lord Abbett Mutual Fund shares are distributed by:             Lord Abbett Series Fund, Inc.           LASFI-3-6/04
              LORD ABBETT DISTRIBUTOR LLC                            International Portfolio                (8/04)
90 Hudson Street - Jersey City, New Jersey 07302-3973

[LORD ABBETT LOGO]

 2004
   SEMI-
  ANNUAL
     REPORT

  LORD ABBETT
     SERIES FUND-
     MID-CAP VALUE PORTFOLIO


FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

--------------------------------------------------------------------------------
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
SEMI-ANNUAL REPORT
FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

DEAR SHAREHOLDERS: We are pleased to provide you with this overview of the Fund's strategies and performance for the six-month period ended June 30, 2004. On this and the following pages, we discuss the major factors that influenced performance.

    Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.


BEST REGARDS,

/s/ Robert S. Dow
ROBERT S. DOW
CHAIRMAN

--------------------------------------------------------------------------------

Q. WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A. The U.S. economy continued to strengthen in the first half of 2004, largely due to strong consumer and capital spending. Corporate profits rose, triggered by a rise in industrial production. In January and February, inflation and short-term interest rates continued to remain stable. However, somewhat disappointing employment reports and higher energy prices weighed on consumer sentiment.

    In March and April, the number of jobs increased and unemployment stabilized. The U.S. housing market remained strong and there were improvements in durable goods spending. But, retail sales dropped 0.5% in April after a 2% gain in March. Meanwhile, producer prices moved higher driven by the higher costs of gasoline and food, suggesting an inflationary trend and the possibility of an interest rate increase in the coming months.

    Beginning in April and continuing through June, unemployment stabilized. The Producer Price Index decreased 0.3% in June following a 0.8% rise in May and a 0.7% increase in April. Equity prices were roughly flat in April, May and June, as investors responded to uncertainties surrounding future interest-rate hikes, the war in Iraq, the upcoming presidential election and record-high energy prices. However, on June 30, the Federal Reserve Board (the Fed) raised its fed funds rate from 1% to 1.25% and stocks responded positively to the widely expected Fed action. (The fed funds rate is the rate at which banks lend to each other overnight.)

Q. HOW DID THE FUND PERFORM OVER THE SIX-MONTH PERIOD ENDED JUNE 30, 2004?

A. Lord Abbett Series Fund - Mid-Cap Value Portfolio returned 9.3%, reflecting performance at the Net Asset Value (NAV) of Class VC shares, with all distributions reinvested, for the six-month period

--------------------------------------------------------------------------------

ended June 30, 2004. The Fund's benchmark, the Russell Midcap(R) Value Index,(1) returned 7.2% in the same period. Standardized Average Annual Total Returns as of June 30, 2004 are 1 Year: 28.45% and Since Inception (09/15/99): 15.55%. This reflects the percentage change in NAV for Class VC shares and includes the reinvestment of all distributions but does not include mortality and expense charges, any administrative policy charges or any deferred sales charges specific to any variable insurance product. Total returns would be significantly lower with the inclusion of variable insurance contract charges.

    PERFORMANCE DATA QUOTED REFLECT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT SHARES, ON ANY GIVEN DAY OR WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END BY CALLING LORD ABBETT AT 800-821-5129.

Q. WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A. Stock selection and a significant overweight position within the materials sector were the greatest contributors to the Fund's performance relative to its benchmark for the six-month period. This sector includes companies that process raw materials, including paper and chemical companies. Its second largest holding within this sector, an agricultural product provider, performed well during the period due to an improved earnings outlook. Another holding within this sector, a crop nutrient supplier, benefited from the global rebound in fertilizing pricing. We believe that current conditions reflect the early stages of a multi-year agricultural expansion due to low grain stocks, the weakness of the dollar and the increased worldwide demand for soybeans.

    Stock selection within the consumer discretionary sector also helped relative performance. A retailer, the portfolio's biggest consumer discretionary holding, performed well on news that the company grew faster than its competition and that the sale of a subsidiary progressed. The consumer discretionary sector includes stocks within the consumer durables, apparel, media, hotel and leisure industries. These stocks tend to move with the economy.

    Stock selection and an underweight position within financial services detracted from relative performance. The portfolio is consistently underweight versus the index in this sector due to the index's focus on bank stocks. Nonetheless, financial services is still the third largest sector in the Fund. Holdings in this sector are concentrated in the insurance

--------------------------------------------------------------------------------

industries and specialty finance companies. The underperformance for this period was due to escalating fears of decreasing rates of increases in insurance premiums.

    Stock selection within the technology sector also hurt performance. Two of the portfolio's software holdings declined after reporting disappointing earnings. In both cases, the stocks remain attractive as these software companies have the potential for expanding profitability over the coming years. In addition, stock selection and a slightly underweight position within the energy sector also hurt performance. Several of the Fund's holdings provide oil drilling services. These companies saw lower-than-expected profitability increases in the first half.

    THE FUND'S PORTFOLIO IS ACTIVELY MANAGED AND, THEREFORE, ITS HOLDINGS AND THE WEIGHTINGS OF A PARTICULAR ISSUER OR PARTICULAR SECTOR AS A PERCENTAGE OF PORTFOLIO ASSETS ARE SUBJECT TO CHANGE. SECTORS MAY INCLUDE MANY INDUSTRIES.

    THE PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND, INCLUDING THE FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND ONGOING EXPENSES, THAT YOU SHOULD CAREFULLY CONSIDER BEFORE INVESTING. TO OBTAIN A PROSPECTUS ON THIS FUND OR ANY LORD ABBETT MUTUAL FUND, PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL OR LORD ABBETT DISTRIBUTOR LLC AT 800-874-3733 OR VISIT www.LordAbbett.com. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

(1) The Russell Midcap(R) Value Index measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values. The stocks are also members of the Russell 1000(R) Value index. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

The views of the Fund's management and the portfolio holdings described in this report are as of June 30, 2004; these views and portfolio holdings may have changed subsequent to this date and they do not guarantee the future performance of the markets or the Fund. Information provided in this report should not be considered a recommendation to purchase or sell securities.

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuation.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2004

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS 94.58%

AUTO COMPONENTS 2.06%
Dana Corp.                                                590,400   $     11,572
                                                                    ------------

CHEMICALS 9.02%
Crompton Corp.                                            731,200          4,606
Eastman Chemical Co.                                      314,600         14,544
IMC Global, Inc.                                          679,000          9,099
Monsanto Co.                                              364,600         14,037
Potash Corp. of
Saskatchewan, Inc.(a)                                      86,000          8,333
                                                                    ------------
TOTAL                                                                     50,619
                                                                    ------------

COMMERCIAL SERVICES & SUPPLIES 2.06%
R.R. Donnelley &
Sons Co.                                                  349,300         11,534
                                                                    ------------

COMMUNICATIONS EQUIPMENT 1.03%
Avaya, Inc.*                                              367,500          5,803
                                                                    ------------

CONTAINERS & PACKAGING 4.31%
Ball Corp.                                                151,500         10,916
Pactiv Corp.*                                             531,000         13,243
                                                                    ------------
TOTAL                                                                     24,159
                                                                    ------------

DIVERSIFIED TELECOMMUNICATION
SERVICES 0.74%
Centurytel, Inc.                                          137,900          4,142
                                                                    ------------

ELECTRIC UTILITIES 4.54%
Ameren Corp.                                              251,800         10,818
CMS Energy Corp.*                                         620,500          5,665
Northeast Utilities^                                      322,200          6,273
Puget Energy, Inc.                                        123,600          2,708
                                                                    ------------
TOTAL                                                                     25,464
                                                                    ------------

ENERGY EQUIPMENT & SERVICES 4.96%
GlobalSantaFe Corp.                                       250,700          6,644
Halliburton Co.                                           408,100         12,349
Pride Int'l., Inc.*^                                      516,100          8,830
                                                                    ------------
TOTAL                                                                     27,823
                                                                    ------------

FOOD & STAPLES RETAILING 1.63%
Albertson's, Inc.^                                        115,700   $      3,071
Safeway, Inc.*                                            165,800          4,201
Supervalu, Inc.                                            60,900          1,864
                                                                    ------------
TOTAL                                                                      9,136
                                                                    ------------

FOOD PRODUCTS 2.83%
Archer-Daniels-
Midland Co.                                               606,315         10,174
Dean Foods Co.*                                           152,500          5,690
                                                                    ------------
TOTAL                                                                     15,864
                                                                    ------------

GAS UTILITIES 2.07%
NiSource, Inc.                                            421,800          8,698
Southwest Gas Corp.^                                      120,200          2,900
                                                                    ------------
TOTAL                                                                     11,598
                                                                    ------------

HEALTHCARE EQUIPMENT & SUPPLIES 1.85%
Bausch & Lomb, Inc.^                                      159,700         10,392
                                                                    ------------

HEALTHCARE PROVIDERS &
SERVICES 3.53%
Aetna, Inc.                                               141,300         12,011
Caremark Rx, Inc.*                                        236,800          7,800
                                                                    ------------
TOTAL                                                                     19,811
                                                                    ------------

HOTELS, RESTAURANTS & LEISURE 2.06%
Caesars
Entertainment, Inc.*                                      586,100          8,792
Yum! Brands, Inc.*                                         74,000          2,754
                                                                    ------------
TOTAL                                                                     11,546
                                                                    ------------

HOUSEHOLD DURABLES 5.40%
American Greetings
Corp.*^                                                   175,700          4,073
Leggett & Platt, Inc.                                     302,800          8,088
Newell Rubbermaid,
Inc.                                                      286,700          6,737
Snap-on, Inc.                                             299,600         10,052
Tupperware Corp.                                           69,300          1,346
                                                                    ------------
TOTAL                                                                     30,296
                                                                    ------------

                  SEE NOTES TO FINANCIAL STATEMENTS.

JUNE 30, 2004

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES 2.04%
Hubbell, Inc.                                             244,600   $     11,425
                                                                    ------------

INSURANCE 11.64%
Arthur J. Gallagher & Co.^                                139,600          4,251
Conseco Inc.*^                                            168,600          3,355
Everest Re Group Ltd.(a)                                  129,300         10,390
Lincoln National Corp.                                     68,500          3,237
MBIA, Inc.                                                 36,900          2,108
PartnerRe Ltd.(a)                                         175,100          9,933
PMI Group, Inc.                                           184,800          8,042
Safeco Corp.                                              299,200         13,165
Transatlantic Holdings,
Inc.                                                        9,100            737
XL Capital Ltd.(a)                                        132,900         10,029
                                                                    ------------
TOTAL                                                                     65,247
                                                                    ------------

IT SERVICES 1.06%
Computer Sciences
Corp.*                                                    128,100          5,948
                                                                    ------------

LEISURE EQUIPMENT & PRODUCTS 1.84%
Foot Locker, Inc.                                         424,000         10,320
                                                                    ------------

MACHINERY 4.13%
CNH Global N.V.(a)                                        164,120          3,387
Cummins, Inc.^                                            145,300          9,081
The Timken Co.^                                           402,900         10,673
                                                                    ------------
TOTAL                                                                     23,141
                                                                    ------------

MEDIA 1.39%
Interpublic Group of
Cos., Inc.*                                               429,000          5,890
Metro-Goldwyn-Mayer,
Inc.*                                                     155,600          1,883
                                                                    ------------
TOTAL                                                                      7,773
                                                                    ------------

MULTI-LINE RETAIL 2.23%
Federated Department
Stores, Inc.                                               59,400          2,917
J.C. Penney Co., Inc.                                     152,700          5,766
May Department
Stores Co.                                                140,100   $      3,851
                                                                    ------------
TOTAL                                                                     12,534
                                                                    ------------

OIL & GAS 2.28%
EOG Resources, Inc.                                       213,800         12,766
                                                                    ------------

PAPER & FOREST PRODUCTS 4.02%
Georgia-Pacific Corp.                                     343,263         12,694
Meadwestvaco Corp.                                        334,800          9,839
                                                                    ------------
TOTAL                                                                     22,533
                                                                    ------------

PHARMACEUTICALS 2.05%
King Pharmaceuticals,
Inc.*                                                     530,600          6,075
Mylan Laboratories, Inc.                                  268,775          5,443
                                                                    ------------
TOTAL                                                                     11,518
                                                                    ------------

REAL ESTATE INVESTMENT TRUSTS 2.73%
Health Care Properties^                                    88,000          2,116
Healthcare Realty
Trust, Inc.                                               140,900          5,281
Host Marriott Corp.*^                                     640,500          7,917
                                                                    ------------
TOTAL                                                                     15,314
                                                                    ------------

SOFTWARE 3.11%
Cadence Design
Systems, Inc.*                                            392,700          5,745
Network Associates, Inc.*                                 254,000          4,605
Sybase, Inc.*                                             394,100          7,094
                                                                    ------------
TOTAL                                                                     17,444
                                                                    ------------

SPECIALTY RETAIL 2.37%
Limited Brands, Inc.                                      194,800          3,643
Office Depot, Inc.*                                       313,100          5,607
Payless ShoeSource,
Inc.*^                                                    269,300          4,015
                                                                    ------------
TOTAL                                                                     13,265
                                                                    ------------

TEXTILES & APPAREL 1.33%
Tommy Hilfiger Corp.*(a)                                  494,500          7,487
                                                                    ------------

                  SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)(CONCLUDED)
JUNE 30, 2004

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
TRADING COMPANIES &
DISTRIBUTORS 4.27%
Genuine Parts Co.                                         335,100   $     13,297
W.W. Grainger, Inc.                                       185,700         10,677
                                                                    ------------
TOTAL                                                                     23,974
                                                                    ------------

TOTAL COMMON STOCKS
(Cost $445,687,173)                                                      530,448
                                                                    ============

SHORT-TERM INVESTMENTS 10.39%

COLLATERAL FOR SECURITIES ON LOAN 3.95%
State Street Navigator
Securities Lending Prime
Portfolio, 1.21%(b)                                    22,129,224         22,129
                                                                    ------------

                                                        PRINCIPAL
                                                           AMOUNT          VALUE
INVESTMENTS                                                 (000)          (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT 6.44%
Repurchase Agreement
dated 6/30/2004,
1.35% due 7/1/2004
with State Street
Bank & Trust Co.
collateralized by
$35,915,000 of
Federal Home Loan
Mortgage Corp. at
3.875% due 2/15/2005;
value: $36,846,563;
proceeds: $36,124,861                                $     36,124   $     36,124
                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS
(Cost $58,252,730)                                                        58,253
                                                                    ============
TOTAL INVESTMENTS 104.97%
(Cost $503,939,903)                                                 $    588,701
                                                                    ============

  * Non-income producing security.
  ^ Security (or a portion of security) on loan. See Note 5.
(a) Foreign security traded in U.S. dollars.
(b) Rate shown reflects 7 day yield as of June 30, 2004.

                  SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
June 30, 2004

ASSETS:
   Investment in securities, at value (cost $503,939,903)                            $  588,701,391
   Receivables:
     Interest and dividends                                                                 465,821
     Capital shares sold                                                                    789,209
   Prepaid expenses                                                                             440
---------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                         589,956,861
---------------------------------------------------------------------------------------------------
LIABILITIES:
   Payable upon return of securities on loan                                             22,129,224
   Payables:
     Investment securities purchased                                                      4,054,607
     Capital shares reacquired                                                            2,175,669
     Management fee                                                                         312,563
     Fund administration                                                                     30,456
     Directors' fees                                                                          1,158
   Accrued expenses and other liabilities                                                   414,476
---------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                     29,118,153
===================================================================================================
NET ASSETS                                                                           $  560,838,708
===================================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                                      $  470,991,640
Undistributed net investment income                                                       1,013,682
Accumulated net realized gain on investments                                              4,071,898
Net unrealized appreciation on investments                                               84,761,488
---------------------------------------------------------------------------------------------------
NET ASSETS                                                                           $  560,838,708
===================================================================================================
OUTSTANDING SHARES (50 MILLION SHARES OF COMMON STOCK AUTHORIZED, $.001 PAR VALUE)       30,113,374
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES)                                        $        18.62
===================================================================================================

                  SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
For the Six Months Ended June 30, 2004

INVESTMENT INCOME:
Dividends                                                                            $    3,567,456
Interest                                                                                    149,285
Securities lending-net                                                                       19,852
Foreign withholding tax                                                                     (11,613)
---------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                   3,724,980
---------------------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                            1,710,535
Shareholder servicing                                                                       793,304
Professional                                                                                 43,916
Reports to shareholders                                                                      20,137
Fund administration                                                                          91,229
Custody                                                                                      20,206
Directors' fees                                                                               3,864
Other                                                                                        26,907
---------------------------------------------------------------------------------------------------
Gross expenses                                                                            2,710,098
   Expense reductions                                                                        (1,487)
---------------------------------------------------------------------------------------------------
NET EXPENSES                                                                              2,708,611
---------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                     1,016,369
---------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                                          7,908,815
Net change in unrealized appreciation on investments                                     31,223,191
===================================================================================================
NET REALIZED AND UNREALIZED GAIN                                                         39,132,006
===================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $   40,148,375
===================================================================================================

                  SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                        FOR THE SIX MONTHS
                                                       ENDED JUNE 30, 2004    FOR THE YEAR ENDED
INCREASE IN NET ASSETS                                         (UNAUDITED)     DECEMBER 31, 2003
OPERATIONS:
Net investment income                                  $         1,016,369    $        1,732,451
Net realized gain on investments                                 7,908,815             1,045,788
Net change in unrealized appreciation on investments            31,223,191            60,237,949
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            40,148,375            63,016,188
================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income                                                    -            (1,692,625)
Net realized gain                                                        -            (3,499,360)
------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                      -            (5,191,985)
================================================================================================
CAPITAL SHARE TRANSACTIONS:
Proceeds from sales of shares                                  173,084,553           187,580,092
Reinvestment of distributions                                            -             5,191,985
Cost of shares reacquired                                      (24,000,745)          (24,817,054)
------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                             149,083,808           167,955,023
================================================================================================
NET INCREASE IN NET ASSETS                                     189,232,183           225,779,226
================================================================================================
NET ASSETS:
Beginning of period                                            371,606,525           145,827,299
------------------------------------------------------------------------------------------------
END OF PERIOD                                          $       560,838,708    $      371,606,525
================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
   NET INVESTMENT INCOME                               $         1,013,682    $           (2,687)
================================================================================================

                  SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                           SIX MONTHS
                                              ENDED                        YEAR ENDED 12/31                     9/15/1999(c)
                                            6/30/2004       ------------------------------------------------         TO
                                           (UNAUDITED)         2003        2002         2001         2000       12/31/1999
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE,
  BEGINNING OF PERIOD                     $      17.04      $   13.86    $   15.45    $   14.38    $    9.87    $      10.00
                                          ============      =========    =========    =========    =========    ============

Investment operations
  Net investment income(a)                         .04            .11          .14          .13          .26             .05
  Net realized and
    unrealized gain (loss)                        1.54           3.32        (1.65)        1.03         4.80            (.13)
                                          ------------      ---------    ---------    ---------    ---------    ------------
    Total from investment
      operations                                  1.58           3.43        (1.51)        1.16         5.06            (.08)
                                          ------------      ---------    ---------    ---------    ---------    ------------

Distributions to shareholders
  from:
  Net investment income                              -           (.08)        (.08)        (.05)        (.11)           (.05)
  Net realized gain                                  -           (.17)           -         (.04)        (.44)              -
                                          ------------      ---------    ---------    ---------    ---------    ------------
    Total distributions                              -           (.25)        (.08)        (.09)        (.55)           (.05)
                                          ------------      ---------    ---------    ---------    ---------    ------------
NET ASSET VALUE, END OF PERIOD            $      18.62      $   17.04    $   13.86    $   15.45    $   14.38    $       9.87
                                          ============      =========    =========    =========    =========    ============

Total Return(b)                                   9.27%(d)      24.75%       (9.78)%       8.05%       52.45%           (.82)%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver
    and expense reductions                         .59%(d)       1.08%        1.11%         .99%           -               -
  Expenses, excluding waiver
    and expense reductions                         .59%(d)       1.08%        1.16%        1.20%        1.56%           1.09%(d)
  Net investment income                            .22%(d)        .75%         .95%         .88%        2.11%            .51%(d)

                                           SIX MONTHS
                                              ENDED                        YEAR ENDED 12/31                     9/15/1999(c)
                                            6/30/2004       ------------------------------------------------         TO
SUPPLEMENTAL DATA:                         (UNAUDITED)         2003        2002         2001         2000       12/31/1999
----------------------------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)         $    560,839      $ 371,607    $ 145,827    $  35,386    $   3,578    $        532
  Portfolio turnover rate                         8.71%         15.38%       21.84%       27.83%       56.42%          22.92%
============================================================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return assumes the reinvestment of all distributions.
(c) Commencement of operations.
(d) Not annualized.

                  SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION

Lord Abbett Series Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management investment company, incorporated under Maryland law in 1989. The Company consists of seven separate portfolios. This report covers the Mid-Cap Value Portfolio (the "Fund"). The Fund is diversified as defined under the Act.

The investment objective of the Fund is capital appreciation. The Fund offers Variable Contract class shares ("Class VC Shares") which are currently issued and redeemed only in connection with investments in, and payments under, variable annuity contracts issued by life insurance and insurance-related companies.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized using the effective interest method.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses incurred by the Company that do not specifically relate to an individual portfolio are allocated among the portfolios within the Company on a pro rata basis.

(f) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Company. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amout at least equal to 102% of the market value of the domestic securities loaned (105% in the case of foreign securities loaned) as determined at the close of business on the preceding business day.

    The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(g) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. government sponsored enterprises securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE
The Company has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio. The management fee is based on the Fund's average daily net assets at an annual rate of .75%.

Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets.

The Company, on behalf of the Fund, has entered into service agreements, which may permit it to make payments under certain circumstances to insurance companies at an annual rate ranging from .15% to .35% of the Fund's average daily net asset value of shares attributable to the insurance companies' variable annuity contract owners. For the six months ended June 30, 2004, the Fund incurred expenses of $760,831 for such servicing payments, which have been included in shareholder servicing expense on the Statement of Operations.

One Director and certain of the Company's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS & CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the six months ended June 30, 2004 and the fiscal year ended December 31, 2003 are as follows:

                             SIX MONTHS ENDED
                                    6/30/2004   YEAR ENDED
                                  (UNAUDITED)   12/31/2003
----------------------------------------------------------
Distributions paid from:
Ordinary income              $              -  $ 2,058,584
Net long-term capital gains                 -    3,133,401
----------------------------------------------------------
   Total distributions paid  $              -  $ 5,191,985
==========================================================

As of June 30, 2004, the Fund's aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

Tax cost                          $ 504,558,100
-----------------------------------------------
Gross unrealized gain                89,650,135
Gross unrealized loss                (5,506,844)
-----------------------------------------------
   Net unrealized security gain   $  84,143,291
===============================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5.  PORTFOLIO SECURITIES TRANSACTIONS

As of June 30, 2004, the value of securities loaned for the Fund is $21,639,298. These loans are collateralized by cash of $22,129,224, which is invested in a restricted money market account. In connection with the securities lending program, State Street Bank and Trust Company ("SSB") received fees of $8,508 for the six months ended June 30,2004, which is netted against securities lending income on the Statement of Operations.

Purchases and sales of investment securities (other than short-term investments) for the six months ended June 30, 2004 are as follows:

    PURCHASES              SALES
--------------------------------
$ 177,537,543       $ 37,934,092

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2004.

6. DIRECTORS' REMUNERATION

The Company's officers and the one Director who is associated with Lord Abbett do not receive any compensation from the Company for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Directors' fees on the Statement of Operations and in Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Company has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund's custodian and accounting agent. SSB performs custodian, accounting and record keeping functions relating to portfolio transactions and calculating the Fund's net asset value.

9.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particualr value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. These factors can affect Fund performance.

10. SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock are as follows:

                                  SIX MONTHS ENDED
                                     JUNE 30, 2004            YEAR ENDED
                                       (UNAUDITED)     DECEMBER 31, 2003
------------------------------------------------------------------------
Shares sold                              9,645,358            12,664,293
Reinvestment of distributions                    -               311,270
Shares reacquired                       (1,341,133)           (1,684,146)
------------------------------------------------------------------------
Increase                                 8,304,225            11,291,417
------------------------------------------------------------------------

HOUSEHOLDING

The Company has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund's portfolio securities is available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett's web site at www.LordAbbett.com, and (iii) on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

SHAREHOLDER REPORTS AND QUARTERLY PORTFOLIO DISCLOSURE

The Company will be required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending on or after July 9, 2004. Once filed, the Fund's Form N-Q will be available without charge, upon request on the SEC's website at www.sec.gov and may be available by calling Lord Abbett at 800-821-5129; or on Lord Abbett's website at www.LordAbbett.com. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

[LORD ABBETT(R) LOGO]


This report when not used for the
      general information of
shareholders of the Fund is to be
 distributed only if preceded or
  accompanied by a current Fund
           Prospectus.

  Lord Abbett Mutual Fund shares
       are distributed by:
   LORD ABBETT DISTRIBUTOR LLC
 90 Hudson Street - Jersey City,
      New Jersey 07302-3973
                                  LORD ABBETT SERIES FUND, INC.   LASFMCV-3-6/04
                                         MID-CAP VALUE PORTFOLIO          (8/04)

ITEM 2:     CODE OF ETHICS.
            Not applicable

ITEM 3:     AUDIT COMMITTEE FINANCIAL EXPERT.
            Not applicable.

ITEM 4:     PRINCIPAL ACCOUNTANT FEES AND SERVICES.
             Not applicable.

ITEM 5:     AUDIT COMMITTEE OF LISTED REGISTRANTS.
             Not applicable.

ITEM 6:     SCHEDULE OF INVESTMENTS.
             Not applicable.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
             Not applicable.

ITEM 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
             Not applicable.

ITEM 9:     SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
             Not Applicable.

ITEM 10:    CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of August 18, 2004, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

      (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 11:    EXHIBITS.

ITEM 11(a): NOT APPLICABLE.

ITEM 11(b):
      (i) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

      (ii) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      LORD ABBETT SERIES FUND, INC.


                                      /s/Robert S. Dow
                                      ----------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/Joan A. Binstock
                                      -------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: August 18, 2004

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


                                      LORD ABBETT SERIES FUND, INC.

                                      /s/Robert S. Dow
                                      ----------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                      /s/Joan A. Binstock
                                      -------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date: August 18, 2004